LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments
September 30, 2020 (unaudited)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK–62.56%
Argentina–0.02%
†Globant	1,029	$ 184,417
†MercadoLibre	10	10,825
		195,242
Australia–0.25%
†Atlassian Class A	2,077	377,578
BHP Group	1,358	35,082
Brambles	2,730	20,729
CSL	37	7,643
Goodman Group	887	11,484
Newcrest Mining	17,622	399,595
=†πQuintis Pty	1,064,776	1,243,112
Rio Tinto (Australian Securities Exchange)	285	19,466
Wesfarmers	1,182	37,782
		2,152,471
Brazil–0.04%
B3 SA - Brasil Bolsa Balcao	3,234	31,742
Banco do Brasil	1,710	9,043
Banco Santander	1,424	7,074
Centrais Eletricas Brasileiras	801	4,346
Engie Brasil Energia	4,715	33,978
JBS	30,852	113,664
Vale	15,134	160,118
		359,965
Canada–0.77%
Barrick Gold	24,643	692,162
Brookfield Asset Management Class A	374	12,375
†CGI	56	3,801
Constellation Software	15	16,668
Enbridge	154,066	4,500,896
Fairfax Financial Holdings	66	19,435
First Quantum Minerals	67,593	602,553
Loblaw	593	31,054
Magna International	119	5,445
Manulife Financial	601	8,359
Nutrien	250	9,802
Restaurant Brands International	295	16,944
†Shopify Class A	22	22,498
TC Energy	42	1,763
Thomson Reuters	322	25,696
Wheaton Precious Metals	15,535	762,196
		6,731,647
Chile–0.00%
Cia Cervecerias Unidas ADR	1,920	24,902
		24,902
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China–2.19%
AAC Technologies Holdings	27,500	$ 149,615
Agile Group Holdings	6,000	7,905
Aier Eye Hospital Group Class A	38,697	293,254
†Alibaba Group Holding	7,800	286,347
†Alibaba Group Holding ADR	8,646	2,541,751
Amoy Diagnostics Class A	12,350	139,235
Anhui Conch Cement Class H	2,000	13,853
Anhui Gujing Distillery Class B	700	7,794
ANTA Sports Products	29,000	302,656
Asymchem Laboratories Tianjin Class A	5,496	213,382
Autobio Diagnostics Class A	8,600	204,275
†Baidu ADR	208	26,331
BYD Class A	11,100	190,742
China CITIC Bank Class H	17,000	6,588
China Feihe	13,000	30,393
China Galaxy Securities Class H	14,500	8,207
China Merchants Bank Class H	45,000	213,544
China Oilfield Services Class H	64,000	44,793
China Resources Cement Holdings	14,000	19,246
China Resources Pharmaceutical Group	17,000	8,766
China Resources Power Holdings	16,000	17,746
China Unicom Hong Kong	34,000	22,317
CNOOC	11,000	10,581
Contemporary Amperex Technology Class A	11,900	368,343
Country Garden Services Holdings	3,000	19,483
CRRC	57,000	22,831
Dali Foods Group	23,500	14,392
Ganfeng Lithium Class H	8,200	40,449
Glodon Class A	20,064	215,770
†Gree Electric Appliances Class A	17,400	137,001
Guangdong Marubi Biotechnology	11,800	112,199
Guangzhou Automobile Group Class A	57,399	80,559
Guangzhou Baiyun International Airport Class A	113,300	227,219
Haidilao International Holding	21,000	152,160
LVIP BlackRock Global Allocation Fund–1

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Haier Smart Home Class A	35,800	$ 115,290
†Haitong Securities Class H	16,400	14,025
Hangzhou Hikvision Digital Technology Class A	84,400	475,061
Hangzhou Robam Appliances Class A	38,400	185,313
Hangzhou Tigermed Consulting Class A	7,999	121,408
†Hangzhou Tigermed Consulting Class H	12,100	172,365
Han's Laser Technology Industry Group Class A	44,199	214,762
†Hansoh Pharmaceutical Group	12,000	58,652
Hengan International Group	2,500	18,300
Huazhu Group ADR	6,765	292,519
Hundsun Technologies Class A	7,690	111,920
Industrial & Commercial Bank of China Class H	314,000	163,561
Inner Mongolia Yili Industrial Group Class A	26,700	151,581
Inspur Electronic Information Industry Class A	19,762	88,739
†JD.com ADR	881	68,374
Jiangxi Copper Class H	8,000	8,996
†KE Holdings ADR	6,944	425,667
†Kingdee International Software Group	270,000	704,242
Kunlun Energy	12,000	7,924
Kweichow Moutai Class A	800	196,757
Lenovo Group	22,000	14,546
†Li Auto ADR	28,317	492,433
†Meituan Dianping Class B	8,300	261,461
Momo ADR	1,772	24,383
NetEase ADR	843	383,287
†New Oriental Education & Technology Group Sponsored ADR	1,349	201,675
Offcn Education Technology Class A	1,500	7,207
PICC Property & Casualty Class H	34,000	23,884
Ping An Insurance Group of China Class A	17,200	193,407
Poly Property Development Class H	200	1,564
Shanghai International Airport Class A	23,761	241,253
Shenzhen Goodix Technology Class A	200	4,648
Shenzhen Inovance Technology Class A	22,966	196,341
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
China (continued)
Silergy	5,000	$ 296,434
Tencent Holdings	67,700	4,572,686
Tingyi Cayman Islands Holding	18,000	31,872
†Trip.com Group ADR	13,044	406,190
†Venus MedTech Hangzhou Class H	23,000	245,489
Venustech Group Class A	39,800	202,755
†Vipshop Holdings ADR	1,161	18,158
Want Want China Holdings	188,000	131,370
Wuhan Raycus Fiber Laser Technologies Class A	20,917	191,915
Wuhu Sanqi Interactive Entertainment Network Technology Group Class A	2,000	11,713
WuXi AppTec Class A	8,658	129,710
†Wuxi Biologics Cayman	10,500	257,335
Xinjiang Goldwind Science & Technology Class H	2,600	2,288
Yifeng Pharmacy Chain Class A	16,200	236,736
†Yihai International Holding	9,000	141,363
Yonyou Network Technology Class A	21,730	122,506
†Yum China Holdings	6,295	333,320
†Zhejiang Century Huatong Group Class A	7,700	10,816
		19,133,928
Denmark–0.12%
AP Moller - Maersk Class A	6	8,783
AP Moller - Maersk Class B	15	23,713
DSV Panalpina	5,149	835,184
†Genmab	534	193,792
		1,061,472
Finland–0.30%
Fortum	548	11,080
Neste	46,636	2,455,837
†Nokia (London Stock Exchange)	34,890	136,554
		2,603,471
France–2.34%
Arkema	15,932	1,689,177
AXA	1,128	20,877
†BNP Paribas	7,542	272,828
Carrefour	2,681	42,840
†Cie de Saint-Gobain	5,955	249,438
Danone	70,255	4,550,766
†Engie	1,111	14,847
†EssilorLuxottica	15,996	2,177,637

LVIP BlackRock Global Allocation Fund–2

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
France (continued)
Kering	1,043	$ 691,866
LVMH Moet Hennessy Louis Vuitton	4,886	2,286,162
†Orange	1,551	16,155
†Pernod Ricard	971	154,812
†Safran	37,140	3,654,095
Sanofi	43,032	4,312,315
Schneider Electric	282	35,052
†Societe Generale	11,629	154,362
STMicroelectronics	3,200	98,144
Vivendi	1,370	38,263
		20,459,636
Germany–1.99%
†adidas	13,682	4,418,492
Bayer	519	32,019
Daimler	225	12,138
Deutsche Boerse	325	56,979
Deutsche Post	1,299	58,943
Deutsche Telekom	221,596	3,689,580
Evonik Industries	1,162	30,060
Fresenius & Co.	363	16,507
Henkel & Co.	114	10,662
Infineon Technologies	11,255	317,231
Siemens	64,441	8,138,187
Vonovia	8,936	612,589
		17,393,387
Greenland–0.06%
Ferguson	4,792	482,221
		482,221
Hong Kong–0.85%
AIA Group	444,200	4,415,390
Brilliance China Automotive Holdings	120,000	113,407
China Mobile	9,000	57,774
China National Building Material Class H	16,000	20,391
China Telecom Class H	152,000	45,668
CK Infrastructure Holdings	26,500	124,359
CLP Holdings	18,000	168,071
Guangzhou Automobile Group Class H	128,000	107,378
Hang Lung Properties	121,000	308,376
HKT Trust	118,000	156,622
Hysan Development	29,000	87,215
Jardine Matheson Holdings	4,400	174,907
Sun Art Retail Group	11,000	12,213
Sun Hung Kai Properties	116,000	1,494,836
WH Group	184,000	150,090
		7,436,697
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
India–0.49%
HDFC Asset Management	183	$ 5,651
Hindustan Unilever	455	12,787
NTPC	9,749	11,280
Petronet LNG	26,051	78,054
Reliance Industries	135,460	3,970,376
Vedanta	10,466	19,522
Wipro	1,028	4,375
Zee Entertainment Enterprises	55,403	157,485
		4,259,530
Indonesia–0.03%
Bank Central Asia	127,700	233,104
		233,104
Italy–1.61%
Enel	820,069	7,114,842
†Intesa Sanpaolo	852,035	1,603,033
RAI Way	146,517	930,186
Snam	60,361	310,423
†UniCredit	491,205	4,058,444
		14,016,928
Japan–2.19%
Aisin Seiki	100	3,199
Ajinomoto	114,900	2,354,879
Asahi Kasei	1,700	14,830
Astellas Pharma	164,700	2,455,116
Canon	2,200	36,490
East Japan Railway	21,000	1,291,473
Eisai	100	9,133
FamilyMart	500	11,268
FUJIFILM Holdings	300	14,788
Fujitsu	100	13,662
Hitachi	600	20,316
Honda Motor	300	7,124
Hoya	25,400	2,868,075
KDDI	18,100	455,243
Keyence	1,200	560,975
Maeda Road Construction	2,700	49,450
Marubeni	2,000	11,355
Mitsubishi	900	21,542
Mitsubishi Estate	28,400	430,192
Mitsubishi Heavy Industries	2,000	44,281
Murata Manufacturing	26,200	1,703,712
NEC	200	11,699
Nexon	100	2,494
Nippon Telegraph & Telephone	18,700	381,792
Nomura Holdings	500	2,285
NTT Data	1,500	19,196
Olympus	300	6,239
Otsuka Holdings	300	12,710

LVIP BlackRock Global Allocation Fund–3

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Japan (continued)
Panasonic	1,900	$ 16,184
Rakuten	1,600	17,253
Sekisui House	500	8,860
Seven & i Holdings	1,000	31,070
Shin-Etsu Chemical	23,300	3,048,904
Shionogi & Co.	200	10,705
Shiseido	100	5,789
Sompo Holdings	400	13,809
Subaru	64,400	1,250,187
Sumitomo Electric Industries	300	3,377
Suzuki Motor	44,800	1,919,135
Tokyo Electron	100	26,125
		19,164,916
Mexico–0.00%
†Fomento Economico Mexicano	2,613	14,677
Grupo Bimbo Class A	11,810	21,973
Wal-Mart de Mexico	1,756	4,202
		40,852
Netherlands–2.73%
†Adyen	1,219	2,248,425
Akzo Nobel	51,347	5,189,662
ASML Holding	13,096	4,837,307
†ING Groep	572,180	4,083,571
†Koninklijke Philips	83,936	3,963,383
NXP Semiconductors	28,020	3,497,176
†Prosus	107	9,877
Royal Dutch Shell Class A	529	6,604
Royal Dutch Shell Class B	1,033	12,527
		23,848,532
Poland–0.00%
Polski Koncern Naftowy ORLEN	773	9,174
		9,174
Portugal–0.02%
Jeronimo Martins	10,230	164,502
		164,502
Republic of Korea–0.25%
†Celltrion	50	10,998
†Hyundai Mobis	53	10,398
†Kakao	1,848	574,642
†KB Financial Group	250	8,050
†Kia Motors	779	31,239
†LG Chem	1,335	745,157
†LG Electronics	293	22,952
†LG Uplus	754	7,408
†NCSoft	551	379,712
POSCO	808	135,270
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Republic of Korea (continued)
†Samsung Biologics	26	$ 15,328
†Samsung SDI	678	250,466
†Shinhan Financial Group	546	12,810
SK Telecom	15	3,049
		2,207,479
Singapore–0.26%
CapitaLand	717,200	1,433,943
†ComfortDelGro	112,400	116,814
DBS Group Holdings	17,400	255,803
Singapore Telecommunications	25,800	40,379
United Overseas Bank	30,300	426,842
		2,273,781
South Africa–0.01%
Anglo American Platinum	347	24,025
AngloGold Ashanti	598	15,643
†MTN Group	8,019	26,905
		66,573
Spain–0.35%
Cellnex Telecom	48,715	2,957,127
†Grifols	198	5,694
Repsol	5,303	35,825
†Telefonica	8,321	28,504
		3,027,150
Sweden–0.75%
Assa Abloy Class B	1,374	32,124
†Atlas Copco Class A	6,671	318,065
†Hexagon Class B	9,101	687,426
†Sandvik	770	15,058
Telefonaktiebolaget LM Ericsson Class B	55,383	606,069
†Volvo Class B	255,697	4,911,903
		6,570,645
Switzerland–1.35%
†Alcon	6,595	375,429
†Glencore	1,286	2,666
†LafargeHolcim	327	14,885
Lonza Group	11	6,789
Nestle	29,517	3,512,876
Novartis	836	72,585
Roche Holding	16,698	5,719,742
SGS	10	26,798
†Siemens Energy	32,220	868,856
Sika	3,316	814,249
Straumann Holding Class R	344	347,991
		11,762,866

LVIP BlackRock Global Allocation Fund–4

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
Taiwan–1.11%
ASE Technology Holding	4,000	$ 8,236
Asustek Computer	2,000	17,596
Cathay Financial Holding	108,000	144,583
Chunghwa Telecom	53,000	195,873
Formosa Chemicals & Fibre	48,000	113,027
Formosa Petrochemical	26,000	72,150
Formosa Plastics	43,000	117,481
Fubon Financial Holding	112,000	162,973
Hon Hai Precision Industry	60,000	161,311
MediaTek	8,000	169,512
Nan Ya Plastics	59,000	121,959
Nanya Technology	10,000	20,098
Taiwan Semiconductor Manufacturing	527,000	7,928,223
Uni-President Enterprises	83,000	179,758
United Microelectronics	60,000	59,183
Yageo	19,000	233,307
		9,705,270
Thailand–0.05%
Advanced Info Service	33,500	180,781
Intouch Holdings F	108,000	176,352
Thai Beverage	127,600	56,773
		413,906
Turkey–0.00%
BIM Birlesik Magazalar	651	5,837
†Tupras Turkiye Petrol Rafinerileri	2,624	26,920
		32,757
United Arab Emirates–0.00%
=†NMC Health	41,894	0
		0
United Kingdom–1.25%
Anglo American	7,178	173,662
AstraZeneca	1,256	137,236
Berkeley Group Holdings	8,495	463,085
BHP Group	11,776	251,231
†Coca-Cola European Partners	62	2,406
Diageo	2,003	68,800
Experian	83	3,119
†Fiat Chrysler Automobiles	721	8,850
GlaxoSmithKline	1,325	24,840
†HSBC Holdings (London Shares)	5,579	21,827
Legal & General Group	7,312	17,837
RELX (London Stock Exchange)	24,774	551,421
Rio Tinto	4,326	260,306
Unilever	32,281	1,990,225
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United Kingdom (continued)
Unilever CVA	62,285	$ 3,782,402
Vodafone Group	2,376,362	3,149,698
		10,906,945
United States–41.18%
Abbott Laboratories	38,736	4,215,639
AbbVie	51,779	4,535,323
†Adobe	3,517	1,724,842
†Advanced Micro Devices	151	12,380
Agilent Technologies	28,999	2,927,159
Air Products & Chemicals	21,484	6,399,224
†Akamai Technologies	2,466	272,592
†Alaska Air Group	2,203	80,696
†Alexion Pharmaceuticals	1,674	191,556
Allstate	360	33,890
†Alphabet Class C	8,319	12,225,602
†Altair Engineering Class A	12,060	506,279
Altria Group	188	7,264
†Amazon.com	5,478	17,248,743
American Electric Power	300	24,519
American Tower	2,667	644,694
American Water Works	2,597	376,253
Amgen	51	12,962
Analog Devices	1,044	121,877
Anthem	16,751	4,499,151
Aon Class A	139	28,676
†Apellis Pharmaceuticals	5,005	151,001
Apple	162,367	18,803,722
Applied Materials	62,257	3,701,179
†Aptiv	36,008	3,301,213
†Autodesk	12,194	2,816,936
Automatic Data Processing	32	4,464
†AutoZone	29	34,152
Bank of America	201,378	4,851,196
Bank of New York Mellon	970	33,310
Baxter International	4,546	365,589
Becton Dickinson & Co.	11,947	2,779,828
†Berkshire Hathaway Class B	5,399	1,149,663
†BioMarin Pharmaceutical	2,399	182,516
†Booking Holdings	10	17,107
†Boston Scientific	53,108	2,029,257
Bristol-Myers Squibb	48,862	2,945,890
Broadcom	801	291,820
†Cadence Design Systems	4,890	521,421
Capital One Financial	66,556	4,782,714
Cardinal Health	688	32,302
Cerner	395	28,555
CH Robinson Worldwide	4,962	507,067
Charles Schwab	37,032	1,341,669
†Charter Communications Class A	10,280	6,418,215
Chubb	12,201	1,416,780
†Ciena	1,066	42,310

LVIP BlackRock Global Allocation Fund–5

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
Cigna	164	$ 27,783
Citigroup	38,512	1,660,252
Clorox	26	5,464
CME Group	209	34,968
Cognizant Technology Solutions Class A	190	13,190
Colgate-Palmolive	8,136	627,692
Comcast Class A	161,053	7,450,312
Constellation Brands Class A	142	26,910
Corteva	291	8,384
Costco Wholesale	6,752	2,396,960
†Crowdstrike Holdings Class A	8,402	1,153,763
Crown Castle International	264	43,956
Cummins	51	10,769
†Dell Technologies Class C	25,900	1,753,171
†DexCom	544	224,253
Dollar General	104	21,800
†Dollar Tree	176	16,076
DR Horton	74,057	5,600,931
Eaton	409	41,730
eBay	1,226	63,875
†Edwards Lifesciences	10,975	876,024
†Electronic Arts	296	38,601
Eli Lilly & Co.	210	31,084
Emerson Electric	53,856	3,531,338
†EPAM Systems	832	268,969
Exelon	272	9,727
†Facebook Class A	15,364	4,023,832
FedEx	143	35,967
FirstEnergy	807	23,169
†Fiserv	117	12,057
†Fortinet	4,206	495,509
Fortive	51,307	3,910,106
Fortune Brands Home & Security	5,111	442,204
†Freeport-McMoRan	46,688	730,200
Gilead Sciences	22,607	1,428,536
Global Payments	17,227	3,059,171
Goldman Sachs Group	283	56,875
†GoodRx Holdings Class A	4,396	244,418
†Guardant Health	4,854	542,580
†HCA Healthcare	30,835	3,844,508
Hess	11,369	465,333
Hewlett Packard Enterprise	4,909	45,997
Home Depot	17,094	4,747,175
HP	2,008	38,132
Humana	427	176,731
Illinois Tool Works	30	5,796
†Illumina	518	160,103
†Incyte	125	11,218
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
†Inphi	530	$ 59,493
†Insulet	624	147,632
Intel	4,030	208,673
International Flavors & Fragrances	28,298	3,465,090
Intuit	165	53,825
†Intuitive Surgical	1,661	1,178,546
†Iovance Biotherapeutics	3,362	110,677
†IQVIA Holdings	344	54,225
=†πJawbone Health Hub	32,637	0
Johnson & Johnson	43,277	6,443,080
JPMorgan Chase & Co.	76,319	7,347,230
Kinder Morgan	2,423	29,876
Kraft Heinz	186	5,571
Kroger	645	21,872
L3Harris Technologies	40,591	6,893,975
Lennar Class A	20,852	1,703,191
†Liberty Broadband Class C	623	89,008
†Liberty Media-Liberty SiriusXM Class A	21,286	706,057
†Liberty Media-Liberty SiriusXM Class C	37,521	1,241,195
†Live Nation Entertainment	2,059	110,939
=†πLookout	8,011	41,978
Lowe's	36,694	6,086,067
†Madison Square Garden Sports Class A	91	13,694
Marsh & McLennan	39,636	4,546,249
Marvell Technology Group	23,136	918,499
Masco	13,075	720,825
Mastercard Class A	23,434	7,924,676
McDonald's	21,652	4,752,397
McKesson	62	9,234
Medtronic	632	65,677
Merck & Co.	55,386	4,594,269
MGM Resorts International	3,314	72,080
Microchip Technology	19,844	2,039,169
†Micron Technology	26,467	1,242,890
Microsoft	85,359	17,953,558
Mondelez International Class A	8,237	473,216
†MongoDB	841	194,700
Moody's	68	19,710
Morgan Stanley	143,871	6,956,163
Motorola Solutions	4,962	778,091
MSCI	17	6,065
†Netflix	60	30,002
†Nevro	936	130,385
†New Relic	3,155	177,816
Newmont	11,705	742,682
NextEra Energy	25,874	7,181,587
Northrop Grumman	458	144,494
NortonLifeLock	13,425	279,777

LVIP BlackRock Global Allocation Fund–6

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
NVIDIA	8,283	$ 4,482,925
†Okta	2,817	602,415
Oracle	4,917	293,545
Otis Worldwide	1,018	63,544
†Palo Alto Networks	2,611	639,042
†Paycom Software	965	300,404
†PayPal Holdings	16,710	3,292,371
†Peloton Interactive Class A	25,576	2,538,162
PepsiCo	4,468	619,265
Pfizer	81,264	2,982,389
PPG Industries	35,400	4,321,632
Procter & Gamble	309	42,948
†Proofpoint	1,953	206,139
Prudential Financial	367	23,312
†PTC	49,575	4,100,844
†PTC Therapeutics	1,522	71,154
QUALCOMM	6,972	820,465
Raytheon Technologies	85,198	4,902,293
†Regeneron Pharmaceuticals	9	5,038
ResMed	1,845	316,288
Rockwell Automation	119	26,261
†salesforce.com	24,354	6,120,647
†Sarepta Therapeutics	1,434	201,377
Schlumberger	1,131	17,598
†Seattle Genetics	2,176	425,821
Sempra Energy	202	23,909
†Sensata Technologies Holding	1,053	45,426
†ServiceNow	4,446	2,156,310
Sherwin-Williams	15	10,451
†Simply Good Foods	11,748	259,043
Southern	399	21,634
†Southwest Airlines	4,681	175,537
†Splunk	3,861	726,370
Stanley Black & Decker	215	34,873
Starbucks	61,572	5,290,266
Stryker	1,719	358,188
Target	243	38,253
†Tesla	16	6,864
Thermo Fisher Scientific	8,596	3,795,306
Thor Industries	113	10,764
†TJX	61,748	3,436,276
†T-Mobile US	4,081	466,703
Toll Brothers	1,794	87,296
†TransDigm Group	1,410	669,919
Travelers	3,635	393,271
†Twilio Class A	1,168	288,601
Tyson Foods Class A	356	21,175
†Uber Technologies	74,114	2,703,679
Union Pacific	39,582	7,792,508
United Parcel Service Class B	177	29,494
	Number of Shares	Value (U.S. $)
ΔCOMMON STOCK (continued)
United States (continued)
UnitedHealth Group	28,368	$ 8,844,291
US Bancorp	18,127	649,853
Vail Resorts	86	18,401
†VeriSign	163	33,391
Verizon Communications	7,299	434,218
†Vertex Pharmaceuticals	6,484	1,764,426
†Vertiv Holdings	181,421	3,142,212
Visa Class A	5,523	1,104,434
Vistra	19,651	370,618
†VMware Class A	18,657	2,680,451
Walmart	29,041	4,063,126
†Walt Disney	21,470	2,663,998
Wells Fargo & Co.	12,293	289,008
†Western Digital	6,521	238,343
†Weyerhaeuser	12,031	343,124
Williams	375	7,369
Willis Towers Watson	28	5,847
Winnebago Industries	177	9,146
†Workday Class A	156	33,560
†Wynn Resorts	6,918	496,782
Xilinx	14,209	1,481,146
Yum! Brands	293	26,751
†Zillow Group Class C	4,752	482,756
Zimmer Biomet Holdings	27	3,676
Zoetis	3,339	552,170
†Zoom Video Communications Class A	34	15,984
†Zscaler	4,124	580,206
		359,636,183
Total Common Stock (Cost $456,546,947)		546,376,132
ΔCONVERTIBLE PREFERRED STOCKS–0.68%
United States–0.68%
2020 Cash Mandatory Exchangeable Trust	1,323	1,426,564
Aptiv	5,228	592,960
Becton Dickinson and Co.	19,490	1,026,149
Boston Scientific	3,446	385,504
=†πGrand Rounds Series C	209,114	679,621
=†πGrand Rounds Series D	128,303	413,136
=†πLookout Series F	93,593	1,066,960
Wells Fargo & Co. 7.50%	226	303,303
Total Convertible Preferred Stocks (Cost $4,830,248)		5,894,197
ΔPREFERRED STOCKS–0.17%
Brazil–0.02%
†Centrais Eletricas Brasileiras 3.65%	1,211	6,752
Itau Unibanco Holding 5.07%	38,423	154,762
		161,514

LVIP BlackRock Global Allocation Fund–7

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
ΔPREFERRED STOCKS (continued)
Germany–0.00%
†Volkswagen 2.67%	83	$ 13,355
		13,355
United States–0.15%
•Citigroup Capital XIII 6.64% (LIBOR03M + 6.37%) 10/30/40	24,284	655,182
•GMAC Capital Trust I 6.07% (LIBOR03M + 5.79%) 2/15/40	26,675	666,075
		1,321,257
Total Preferred Stocks (Cost $1,707,996)		1,496,126

	Principal Amount°
ΔCONVERTIBLE BONDS–0.07%
India–0.00%
‡REI Agro 5.50%, excercise price $5.5000 11/13/14	599,000	10,078
		10,078
Singapore–0.04%
CapitaLand 1.95%, excercise price $1.9500 10/17/23	500,000	360,741
		360,741
United States–0.03%
SM Energy 1.50%, excercise price $1.5000 7/1/21	233,000	213,911
		213,911
Total Convertible Bonds (Cost $585,198)		584,730
ΔAGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.01%
United States–0.01%
•Fannie Mae-Aces 3.82% 9/25/30	83,000	100,785
Total Agency Commercial Mortgage-Backed Security (Cost $99,755)		100,785
ΔCORPORATE BONDS–6.56%
Australia–0.45%
FMG Resources
4.75% 5/15/22	16,000	16,380
5.13% 3/15/23	11,000	11,478
5.13% 5/15/24	16,000	17,080
=@Quintis Australia Pty (PIK Rate 12.00%, Cash Rate 12.00%) 12.00% 10/1/28	2,006,979	2,006,979
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Australia (continued)
=@Quintis Australia Pty (PIK Rate 7.50%, Cash Rate 8.00%) 7.50% 10/1/26	1,916,931	$ 1,916,931
		3,968,848
Brazil–0.08%
Fibria Overseas Finance 5.50% 1/17/27	107,000	120,911
Itau Unibanco Holding 3.25% 1/24/25	200,000	203,400
Petrobras Global Finance
5.30% 1/27/25	102,000	111,384
5.60% 1/3/31	207,000	221,120
		656,815
Canada–0.10%
1011778 BC / New Red Finance
4.00% 10/15/30	167,000	168,288
5.00% 10/15/25	50,000	51,268
Brookfield Residential Properties 6.25% 9/15/27	13,000	13,110
First Quantum Minerals 6.88% 10/15/27	200,000	192,660
Hudbay Minerals 6.13% 4/1/29	36,000	35,640
Kronos Acquisition Holdings 9.00% 8/15/23	250,000	253,437
Mattamy Group 4.63% 3/1/30	179,000	181,255
		895,658
Cayman Islands–0.01%
Spirit Loyalty Cayman 8.00% 9/20/25	76,000	80,523
		80,523
Chile–0.08%
Empresa Nacional del Petroleo 4.50% 9/14/47	200,000	217,149
Falabella 4.38% 1/27/25	200,000	215,161
‡Inversiones Alsacia 8.00% 12/31/18	10,781	377
Nacional del Cobre de Chile 4.25% 7/17/42	208,000	235,132
		667,819
Colombia–0.03%
Ecopetrol 6.88% 4/29/30	208,000	249,080
		249,080
France–0.05%
μBNP Paribas 2.59% 8/12/35	439,000	426,008
		426,008

LVIP BlackRock Global Allocation Fund–8

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
Greece–0.07%
Ellaktor Value 6.38% 12/15/24	EUR	645,000	$ 645,064
			645,064
Indonesia–0.03%
Pertamina Persero PT 3.65% 7/30/29		213,000	228,524
			228,524
Israel–0.01%
Leviathan Bond 5.75% 6/30/23		115,892	119,369
			119,369
Italy–0.03%
μUniCredit SpA 5.46% 6/30/35		229,000	233,151
			233,151
Mexico–0.05%
Comision Federal de Electricidad 4.75% 2/23/27		212,000	227,635
Petroleos Mexicanos 6.50% 3/13/27		226,000	210,745
			438,380
Peru–0.02%
Orazul Energy Egenor 5.63% 4/28/27		200,000	206,700
			206,700
Republic of Korea–0.00%
Clark Equipment 5.88% 6/1/25		40,000	41,350
			41,350
Saudi Arabia–0.03%
Saudi Arabian Oil 4.25% 4/16/39		200,000	229,897
			229,897
Spain–0.05%
Banco Santander
2.75% 5/28/25		200,000	210,166
3.49% 5/28/30		200,000	217,553
			427,719
Switzerland–0.05%
UBS Group Funding Switzerland 4.13% 9/24/25		421,000	479,762
			479,762
United Arab Emirates–0.04%
DP World 6.85% 7/2/37		100,000	124,750
MDGH - GMTN 3.70% 11/7/49		200,000	223,580
			348,330
		Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United Kingdom–0.18%
μLloyds Bank 13.00% 1/22/29	GBP	590,000	$ 1,314,835
μNatwest Group 3.03% 11/28/35		238,000	228,618
			1,543,453
United States–5.20%
AbbVie 4.25% 11/21/49		242,000	285,839
Acadia Healthcare
5.00% 4/15/29		26,000	26,000
5.50% 7/1/28		110,000	113,136
Ally Financial 1.45% 10/2/23		118,000	117,706
AMC Networks
4.75% 8/1/25		17,000	17,573
5.00% 4/1/24		21,000	21,473
•American Express 3.54% (LIBOR03M + 3.29%) 12/15/20		348,000	314,735
American Tower 3.10% 6/15/50		368,000	363,072
Aramark Services
4.75% 6/1/26		11,000	11,130
5.00% 2/1/28		25,000	25,188
AutoNation 4.75% 6/1/30		112,000	132,547
Avantor 6.00% 10/1/24		33,000	34,485
Avantor Funding 4.63% 7/15/28		137,000	142,137
Ball 2.88% 8/15/30		118,000	116,672
Bank of America
μ2.59% 4/29/31		715,000	755,030
4.00% 1/22/25		282,000	314,071
Bausch Health
5.50% 11/1/25		29,000	29,689
5.75% 8/15/27		9,000	9,551
6.25% 2/15/29		82,000	84,342
Becton Dickinson and Co.
2.82% 5/20/30		70,000	75,437
3.79% 5/20/50		89,000	99,317
Boise Cascade 4.88% 7/1/30		29,000	31,102
BorgWarner 2.65% 7/1/27		120,000	126,568
BP Capital Markets America 1.75% 8/10/30		69,000	68,426
Broadcom
4.11% 9/15/28		63,000	70,451
4.15% 11/15/30		168,000	188,611
Buckeye Partners
4.13% 3/1/25		222,000	212,010
4.35% 10/15/24		45,000	44,156
BY Crown Parent / BY Bond Finance 4.25% 1/31/26		43,000	43,779
Caesars Entertainment
6.25% 7/1/25		811,000	845,467
8.13% 7/1/27		308,000	326,480
Caesars Resort Collection 5.75% 7/1/25		115,000	118,594

LVIP BlackRock Global Allocation Fund–9

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Calpine 5.13% 3/15/28	50,000	$ 51,750
Carrier Global 3.58% 4/5/50	168,000	177,256
Cedar Fair
5.25% 7/15/29	11,000	10,443
5.38% 4/15/27	11,000	10,945
Centene
3.00% 10/15/30	366,000	372,862
4.25% 12/15/27	53,000	55,461
4.75% 1/15/25	302,000	310,396
5.25% 4/1/25	24,000	24,942
5.38% 6/1/26	338,000	356,749
5.38% 8/15/26	16,000	16,947
Charles River Laboratories International 5.50% 4/1/26	11,000	11,578
Charter Communications Operating 2.80% 4/1/31	604,000	626,488
Cheniere Energy 4.63% 10/15/28	149,000	152,911
Cheniere Energy Partners
5.25% 10/1/25	82,000	83,886
5.63% 10/1/26	24,000	24,960
Churchill Downs 5.50% 4/1/27	13,000	13,569
Citigroup
•4.38% (LIBOR03M + 4.10%) 11/15/20	480,000	469,594
μ4.41% 3/31/31	249,000	298,636
Clean Harbors 4.88% 7/15/27	11,000	11,413
Colfax 6.00% 2/15/24	13,000	13,509
CommScope 7.13% 7/1/28	119,000	122,272
Community Health Systems 8.00% 3/15/26	117,000	114,881
Crown Castle International 4.15% 7/1/50	385,000	439,069
CrownRock 5.63% 10/15/25	25,000	23,563
CSC Holdings
3.38% 2/15/31	200,000	193,650
4.13% 12/1/30	380,000	387,315
4.63% 12/1/30	809,000	812,827
5.50% 5/15/26	201,000	209,040
CVS Health
2.70% 8/21/40	145,000	138,692
3.75% 4/1/30	246,000	281,093
5.05% 3/25/48	245,000	311,568
Darling Ingredients 5.25% 4/15/27	11,000	11,550
DaVita
3.75% 2/15/31	1,218,000	1,173,604
4.63% 6/1/30	536,000	550,150
Delta Air Lines 4.50% 10/20/25	217,000	222,696
Dow Chemical 3.63% 5/15/26	111,000	123,155
Elanco Animal Health
4.91% 8/27/21	11,000	11,289
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Elanco Animal Health (continued)
5.27% 8/28/23	16,000	$ 17,140
Emergent BioSolutions 3.88% 8/15/28	15,000	15,059
Endeavor Energy Resources
5.50% 1/30/26	11,000	10,918
5.75% 1/30/28	22,000	22,110
Energizer Holdings
4.38% 3/31/29	29,000	29,290
4.75% 6/15/28	79,000	81,757
Energy Transfer Operating 4.05% 3/15/25	161,000	169,173
ERAC USA Finance 3.80% 11/1/25	253,000	281,793
ESH Hospitality 5.25% 5/1/25	28,000	28,280
Exxon Mobil 3.45% 4/15/51	281,000	307,941
Ferguson Finance 3.25% 6/2/30	250,000	271,446
FLIR Systems 2.50% 8/1/30	242,000	247,470
Flowserve 3.50% 10/1/30	264,000	261,598
Ford Motor Credit 4.13% 8/17/27	334,000	324,815
Forestar Group
5.00% 3/1/28	383,000	386,830
8.00% 4/15/24	103,000	108,407
Freeport-McMoRan
4.63% 8/1/30	86,000	90,425
5.00% 9/1/27	50,000	52,301
GCI 4.75% 10/15/28	54,000	54,676
General Electric 4.35% 5/1/50	100,000	101,746
General Motors 6.80% 10/1/27	118,000	143,402
General Motors Financial
2.70% 8/20/27	327,000	325,510
3.60% 6/21/30	246,000	253,637
5.20% 3/20/23	170,000	184,412
μ5.70% 12/31/99	73,000	73,274
Global Payments 2.90% 5/15/30	259,000	276,945
GLP Capital 4.00% 1/15/31	334,000	347,704
Goldman Sachs Group
2.60% 2/7/30	251,000	264,849
•4.17% (LIBOR03M + 3.92%) 11/2/20	554,000	544,471
4.75% 10/21/45	60,000	78,770
GPC Merger Sub 7.13% 8/15/28	23,000	23,949
Great Western Finance 9.00% 9/30/21	134,000	78,055
H&E Equipment Services 5.63% 9/1/25	21,000	21,893
Hanesbrands 4.63% 5/15/24	19,000	19,756
HCA
3.50% 9/1/30	742,000	755,513

LVIP BlackRock Global Allocation Fund–10

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
HCA (continued)
5.25% 6/15/49	167,000	$ 203,046
HD Supply 5.38% 10/15/26	16,000	16,800
Hilton Domestic Operating 5.13% 5/1/26	32,000	32,840
Hilton Worldwide Finance
4.63% 4/1/25	19,000	19,095
4.88% 4/1/27	13,000	13,207
Hologic 3.25% 2/15/29	321,000	323,006
Host Hotels & Resorts 3.50% 9/15/30	342,000	328,000
Howard Hughes
5.38% 3/15/25	95,000	96,529
5.38% 8/1/28	273,000	272,099
Hughes Satellite Systems 7.63% 6/15/21	98,000	101,675
iHeartCommunications
4.75% 1/15/28	84,000	79,166
5.25% 8/15/27	100,000	97,500
6.38% 5/1/26	611,615	637,165
8.38% 5/1/27	186,873	184,070
International Business Machines
1.95% 5/15/30	407,000	418,957
2.95% 5/15/50	120,000	124,417
Iron Mountain
4.50% 2/15/31	388,000	390,140
5.25% 7/15/30	418,000	435,765
JBS USA Finance
5.75% 6/15/25	72,000	74,218
6.50% 4/15/29	33,000	36,629
6.75% 2/15/28	21,000	22,836
Joseph T Ryerson & Son 8.50% 8/1/28	57,000	59,992
μJPMorgan Chase & Co. 3.11% 4/22/51	321,000	339,704
KFC Holding 5.25% 6/1/26	50,000	51,950
L Brands
5.25% 2/1/28	33,000	31,927
6.63% 10/1/30	75,000	76,312
6.88% 7/1/25	50,000	54,000
Lamar Media
4.88% 1/15/29	37,000	38,480
5.75% 2/1/26	14,000	14,455
Lamb Weston Holdings
4.63% 11/1/24	18,000	18,765
4.88% 11/1/26	18,000	18,765
Lennar
4.13% 1/15/22	13,000	13,293
4.50% 4/30/24	14,000	15,015
4.75% 4/1/21	11,000	11,096
Level 3 Financing
3.63% 1/15/29	372,000	367,350
4.25% 7/1/28	685,000	695,494
4.63% 9/15/27	53,000	54,457
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Level 3 Financing (continued)
5.25% 3/15/26	17,000	$ 17,611
Life Storage 2.20% 10/15/30	110,000	109,801
Lowe's Cos 5.13% 4/15/50	235,000	321,554
Marathon Petroleum 4.70% 5/1/25	217,000	244,937
Marriott International 3.50% 10/15/32	358,000	352,923
Marriott Ownership Resorts
6.13% 9/15/25	287,000	299,637
6.50% 9/15/26	17,000	17,454
Masonite International 5.38% 2/1/28	28,000	29,910
Mauser Packaging Solutions Holding 7.25% 4/15/25	84,000	79,065
McDonald's
4.20% 4/1/50	249,000	302,365
4.45% 9/1/48	222,000	275,526
Meritor 6.25% 6/1/25	109,000	113,905
MGM Growth Properties Operating Partnership
4.63% 6/15/25	40,000	40,800
5.63% 5/1/24	24,000	25,447
Michaels Stores 8.00% 7/15/27	146,000	152,570
Microchip Technology 4.33% 6/1/23	237,000	255,256
Molina Healthcare 5.38% 11/15/22	15,000	15,675
Morgan Stanley
μ3.62% 4/1/31	384,000	438,450
•3.89% (LIBOR03M + 3.61%) 1/15/21	407,000	384,106
Motorola Solutions 2.30% 11/15/30	315,000	312,476
MPT Operating Partnership 5.00% 10/15/27	30,000	31,281
Nationstar Mortgage Holdings 5.50% 8/15/28	79,000	78,901
NBCUniversal Enterprise 5.25% 12/31/49	413,000	417,130
Netflix 5.50% 2/15/22	15,000	15,713
New Albertsons
3.50% 2/15/23	17,000	17,285
5.75% 3/15/25	62,000	63,956
7.50% 3/15/26	14,000	15,359
Newell Brands 4.35% 4/1/23	30,000	31,275
Nexstar Broadcasting 4.75% 11/1/28	121,000	123,420
NRG Energy
5.25% 6/15/29	16,000	17,400
5.75% 1/15/28	18,000	19,418
6.63% 1/15/27	27,000	28,553
7.25% 5/15/26	22,000	23,414

LVIP BlackRock Global Allocation Fund–11

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
NuStar Logistics 5.75% 10/1/25	318,000	$ 328,430
Nutrition & Biosciences 3.47% 12/1/50	289,000	289,553
NVIDIA 3.50% 4/1/50	195,000	227,841
ONEOK
2.20% 9/15/25	15,000	14,780
2.75% 9/1/24	225,000	230,417
ONEOK Partners 4.90% 3/15/25	374,000	409,765
Oracle 3.60% 4/1/40	723,000	824,546
Outfront Media Capital
5.00% 8/15/27	14,000	13,650
6.25% 6/15/25	35,000	36,050
Park Intermediate Holdings 5.88% 10/1/28	41,000	41,102
Parsley Energy
5.25% 8/15/25	274,000	271,260
5.38% 1/15/25	151,000	150,622
5.63% 10/15/27	15,000	14,925
PBF Holding 9.25% 5/15/25	262,000	268,555
PG&E
5.00% 7/1/28	238,000	230,860
5.25% 7/1/30	41,000	39,667
Picasso Finance Sub 6.13% 6/15/25	50,000	53,857
Pilgrim's Pride 5.88% 9/30/27	19,000	19,618
Pioneer Natural Resources 1.90% 8/15/30	270,000	253,318
Prime Security Services Borrower 3.38% 8/31/27	47,000	45,179
Prudential Financial
3.70% 3/13/51	269,000	296,058
μ5.63% 6/15/43	220,000	233,651
μ5.88% 9/15/42	310,000	326,466
QEP Resources 5.25% 5/1/23	83,000	60,382
Quicken Loans
3.63% 3/1/29	640,000	634,400
3.88% 3/1/31	515,000	508,562
5.25% 1/15/28	104,000	109,581
5.75% 5/1/25	25,000	25,738
Radiate Holdco / Radiate Finance 4.50% 9/15/26	97,000	96,980
Regeneron Pharmaceuticals 2.80% 9/15/50	192,000	178,690
Reliance Steel & Aluminum 2.15% 8/15/30	82,000	80,161
Reynolds Group Issue 4.00% 10/15/27	29,000	29,187
Reynolds Group Issuer 5.13% 7/15/23	50,000	50,625
SeaWorld Parks & Entertainment 9.50% 8/1/25	37,000	38,202
Select Medical 6.25% 8/15/26	386,000	401,440
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Sensata Technologies 3.75% 2/15/31	20,000	$ 19,875
Service Properties Trust
4.50% 6/15/23	334,000	327,674
5.00% 8/15/22	457,000	455,391
Shea Homes / Shea Homes Funding 4.75% 4/1/29	218,000	217,182
Sherwin-Williams 3.80% 8/15/49	251,000	285,729
Sirius XM Radio
3.88% 8/1/22	21,000	21,223
4.13% 7/1/30	355,000	363,800
4.63% 7/15/24	30,000	31,031
5.00% 8/1/27	33,000	34,471
5.38% 7/15/26	22,000	22,895
5.50% 7/1/29	27,000	29,030
Six Flags Entertainment 4.88% 7/31/24	21,000	19,755
SM Energy 10.00% 1/15/25	218,000	207,100
Spectrum Brands 5.50% 7/15/30	39,000	41,145
Standard Industries
3.38% 1/15/31	37,000	36,519
4.38% 7/15/30	64,000	65,617
5.00% 2/15/27	9,000	9,360
Starbucks 3.50% 11/15/50	251,000	264,982
Steel Dynamics 3.25% 1/15/31	25,000	26,731
Summit Materials / Summit Materials Finance 5.25% 1/15/29	34,000	35,402
Sunoco
4.88% 1/15/23	21,000	21,105
5.50% 2/15/26	17,000	16,979
6.00% 4/15/27	13,000	13,358
Sunoco Logistics Partners Operations 4.00% 10/1/27	84,000	85,761
Talen Energy Supply 7.63% 6/1/28	315,000	315,000
Targa Resources Partners
5.13% 2/1/25	11,000	10,973
5.38% 2/1/27	11,000	11,062
5.88% 4/15/26	22,000	22,587
6.50% 7/15/27	18,000	18,765
6.88% 1/15/29	18,000	19,300
TEGNA 4.75% 3/15/26	76,000	77,659
Teleflex 4.63% 11/15/27	11,000	11,578
Tempur Sealy International 5.50% 6/15/26	13,000	13,493
Tenet Healthcare
4.63% 7/15/24	89,000	89,222
4.63% 9/1/24	13,000	13,106
4.63% 6/15/28	27,000	27,227
4.88% 1/1/26	44,000	44,660
5.13% 5/1/25	30,000	30,030

LVIP BlackRock Global Allocation Fund–12

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔCORPORATE BONDS (continued)
United States (continued)
Tenet Healthcare (continued)
6.25% 2/1/27	33,000	$ 34,063
Terex 5.63% 2/1/25	13,000	12,870
T-Mobile USA
2.55% 2/15/31	536,000	555,339
3.88% 4/15/30	233,000	264,928
TransDigm 6.25% 3/15/26	1,422,000	1,491,038
Uber Technologies 6.25% 1/15/28	47,000	48,234
Union Pacific 3.25% 2/5/50	251,000	278,280
United Rentals North America
4.63% 10/15/25	16,000	16,360
4.88% 1/15/28	35,000	36,750
5.50% 5/15/27	22,000	23,403
5.88% 9/15/26	22,000	23,183
US Concrete
5.13% 3/1/29	109,000	109,272
6.38% 6/1/24	13,000	13,406
•USB Capital IX 3.50% (LIBOR03M + 1.02%) 10/29/49	153,000	143,286
VICI Properties
3.50% 2/15/25	146,000	144,541
3.75% 2/15/27	140,000	137,659
4.13% 8/15/30	170,000	167,450
Vistra Operations
5.00% 7/31/27	28,000	29,407
5.50% 9/1/26	22,000	22,963
5.63% 2/15/27	490,000	517,048
Weekley Homes 4.88% 9/15/28	116,000	117,160
William Carter 5.63% 3/15/27	11,000	11,481
Williams Scotsman International 4.63% 8/15/28	23,000	23,093
WPX Energy 5.75% 6/1/26	11,000	11,385
Wyndham Destinations 6.63% 7/31/26	160,000	167,618
Wyndham Hotels & Resorts
4.38% 8/15/28	52,000	50,440
5.38% 4/15/26	11,000	11,193
Xerox Holdings 5.00% 8/15/25	163,000	161,088
XHR 6.38% 8/15/25	103,000	103,000
XPO Logistics
6.13% 9/1/23	11,000	11,227
6.25% 5/1/25	140,000	149,100
6.75% 8/15/24	23,000	24,362
Yum! Brands 3.63% 3/15/31	203,000	203,000
		45,386,108
Total Corporate Bonds (Cost $56,075,729)		57,272,558
		Principal Amount°	Value (U.S. $)
ΔLOAN AGREEMENTS–0.89%
Canada–0.12%
•Knowlton Development Corporation 5.00% (EURIBOR03M + 5.00%) 12/22/25	EUR	910,609	$ 1,057,298
			1,057,298
France–0.12%
•Casino Guichard-Perrachon 5.50% (EURIBOR03M + 5.50%) 1/31/24	EUR	917,000	1,019,143
			1,019,143
Netherlands–0.36%
•Boels Top Holding 4.00% (EURIBOR01M + 4.00%) 1/14/27	EUR	1,210,000	1,377,211
•Ziggo 3.00% (EURIBOR02M + 3.00%) 1/31/29	EUR	1,558,766	1,781,008
			3,158,219
United States–0.29%
•Aimbridge Acquisition 6.75% (LIBOR03M + 6.00%) 1/4/21		358,000	350,840
•Airbnb 8.50% (LIBOR03M + 7.50%) 4/17/25		294,263	316,332
∞•Cablevision Lightpath 0.00% 9/15/27		92,000	91,425
•Caesars Resort Collection 4.65% (LIBOR01M + 4.50%) 7/21/25		169,000	163,320
•Douglas Dynamics Holdings 4.75% (LIBOR01M + 3.75%) 6/8/26		59,486	58,891
•Herschend Entertainment Company 6.75% (LIBOR03M + 5.75%) 8/25/25		430,000	410,650
•Hilton Worldwide Finance Tranche B2 1.90% (LIBOR01M + 1.75% 6/22/26		752,715	725,339
•Pacific Gas & Electric Company 5.50% (LIBOR03M + 4.50%) 6/23/25		233,415	228,357
•Pike Corporation 3.15% (LIBOR01M + 3.00%) 7/24/26		131,000	129,690
•Shearer's Foods 4.75% (LIBOR03M + 4.00%) 9/23/27		75,000	74,391
			2,549,235
Total Loan Agreements (Cost $7,572,952)			7,783,895

LVIP BlackRock Global Allocation Fund–13

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY ASSET-BACKED SECURITIES–0.27%
United States–0.27%
Mariner Finance Issuance Trust 2.19% 8/21/34	220,000	$ 220,690
Navient Private Education Refi Loan Trust 3.42% 1/15/43	96,338	100,869
•SLM Private Credit Student Loan Trust
0.54% (LIBOR03M + 0.29%) 6/15/39	255,739	243,248
0.55% (LIBOR03M + 0.24%) 12/16/41	271,352	260,854
0.58% (LIBOR03M + 0.33%) 6/15/39	167,576	158,842
•SLM Private Education Loan Trust 4.90% (LIBOR01M + 4.75%) 10/15/41	621,000	676,787
SMB Private Education Loan Trust
2.76% 7/15/53	140,000	139,202
3.44% 7/15/36	263,000	276,952
Sofi Professional Loan Program
3.34% 8/25/47	100,979	104,058
3.69% 6/15/48	137,000	144,842
Total Non-Agency Asset-Backed Securities (Cost $2,259,046)		2,326,344
ΔNON-AGENCY COLLATERALIZED MORTGAGE OBLIGATION–0.01%
United States–0.01%
•Vno Mortgage Trust 4.03% 1/10/35	100,000	101,226
Total Non-Agency Collateralized Mortgage Obligation (Cost $101,228)		101,226
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.58%
United States–0.58%
•1211 Avenue of the Americas Trust 4.28% 8/10/35	170,000	174,685
•AOA Mortgage Trust 3.11% 12/13/29	112,496	111,095
Bank
3.54% 11/15/54	84,029	95,540
•4.06% 11/15/50	59,811	66,593
•BBCMS Mortgage Trust 1.27% (LIBOR01M + 1.12%) 3/15/37	188,000	175,987
BWAY Mortgage Trust 3.63% 3/10/33	100,000	101,341
•BX Commercial Mortgage Trust
1.07% (LIBOR01M + 0.92%) 10/15/36	216,440	216,458
2.20% (LIBOR01M + 2.05%) 11/15/35	98,700	97,165
2.45% (LIBOR01M + 2.30%) 10/15/36	355,987	350,447
	Principal Amount°	Value (U.S. $)
ΔNON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
United States (continued)
•BX Commercial Mortgage Trust (continued)
2.62% (LIBOR01M + 2.47%) 3/15/37	119,390	$ 114,557
2.80% (LIBOR01M + 2.65%) 10/15/36	118,662	115,777
•BX Trust
4.08% 12/9/41	317,000	305,168
4.08% 12/9/41	445,000	405,069
•CD Mortgage Trust 3.91% 11/13/50	33,602	34,751
•CGDBB Commercial Mortgage Trust 2.30% (LIBOR01M + 2.15%) 7/15/32	128,340	127,076
Citigroup Commercial Mortgage Trust
3.86% 7/10/47	214,035	228,438
4.41% 11/10/51	77,100	92,775
COMM Mortgage Trust
•1.05% (LIBOR01M + 0.90%) 6/15/34	104,000	101,936
3.53% 12/10/47	157,377	171,229
•CORE Mortgage Trust 2.50% (LIBOR01M + 2.35%) 12/15/31	77,000	72,270
CSAIL Commercial Mortgage Trust 2.56% 3/15/53	455,585	490,855
CSMC 2.26% 8/15/37	146,000	150,565
•DBWF Mortgage Trust 1.91% (LIBOR01M + 1.75%) 12/19/30	100,000	92,503
GRACE Mortgage Trust 3.52% 6/10/28	150,000	150,448
GS Mortgage Securities Trust 2.73% 5/12/53	170,624	179,941
JP Morgan Chase Commercial Mortgage Securities Trust
4.03% 3/10/52	167,000	198,389
5.35% 7/5/33	83,505	82,983
Morgan Stanley Bank of America Merrill Lynch Trust
3.72% 12/15/49	131,000	149,150
•4.49% 5/15/48	24,948	23,355
Morgan Stanley Capital I Trust 2.70% 2/15/53	110,000	119,903
UBS Commercial Mortgage Trust 2.92% 10/15/52	45,785	50,377
•Wells Fargo Commercial Mortgage Trust
3.87% 6/15/36	100,000	110,152
3.87% 5/15/48	130,000	142,676
Total Non-Agency Commercial Mortgage-Backed Securities (Cost $5,060,399)		5,099,654

LVIP BlackRock Global Allocation Fund–14

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS–7.97%
Argentina–0.18%
Argentine Republic Government International Bond
φ0.13% 7/9/30		1,429,149	$ 595,955
φ0.13% 7/9/35		1,713,837	643,563
φ0.13% 1/9/38		572,678	245,965
1.00% 7/9/29		146,136	66,567
			1,552,050
Australia–0.74%
Australia Government Bonds 3.00% 3/21/47	AUD	6,928,000	6,414,868
			6,414,868
Bahrain–0.03%
Bahrain Government International Bond 6.75% 9/20/29		200,000	214,029
			214,029
Brazil–0.22%
Brazil Notas do Tesouro Nacional 10.00% 1/1/27	BRL	8,210,000	1,702,342
Brazilian Government International Bond 3.88% 6/12/30		200,000	199,800
			1,902,142
Colombia–0.03%
Colombia Government International Bond 4.50% 3/15/29		200,000	224,396
			224,396
Dominican Republic–0.06%
Dominican Republic International Bond
4.50% 1/30/30		150,000	147,375
4.88% 9/23/32		150,000	149,175
5.50% 1/27/25		107,000	113,821
6.88% 1/29/26		100,000	111,250
			521,621
Egypt–0.02%
Egypt Government International Bond 7.60% 3/1/29		200,000	204,876
			204,876
France–1.60%
^French Republic Government Bond O.A.T.
0.00% 11/25/29	EUR	4,324,174	5,218,931
0.00% 11/25/29	EUR	7,285,491	8,793,003
			14,011,934
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Germany–0.13%
^Bundesrepublik Deutschland Bundesanleihe 0.00% 8/15/50	EUR	948,400	$ 1,143,480
			1,143,480
Greece–0.24%
Hellenic Republic Government Bond 2.00% 4/22/27	EUR	1,681,000	2,134,949
			2,134,949
Italy–1.99%
Italy Buoni Poliennali Del Tesoro
0.95% 8/1/30	EUR	4,682,000	5,556,381
1.35% 4/1/30	EUR	5,608,000	6,913,952
3.85% 9/1/49	EUR	2,823,000	4,899,767
			17,370,100
Japan–1.51%
Japan Government Thirty Year Bond 0.40% 9/20/49	JPY	844,150,000	7,613,318
^Japan Treasury Discount Bill 0.00% 10/12/20	JPY	587,900,000	5,574,552
			13,187,870
Mexico–0.03%
Mexico Government International Bond 4.75% 4/27/32		208,000	235,040
			235,040
Panama–0.01%
Panama Government International Bond 6.70% 1/26/36		81,000	117,551
			117,551
Qatar–0.03%
Qatar Government International Bond 4.40% 4/16/50		200,000	257,340
			257,340
Romania–0.01%
Romanian Government International Bond 6.13% 1/22/44		84,000	113,400
			113,400
Russia–0.03%
Russian Foreign Bond 5.25% 6/23/47		200,000	264,793
			264,793

LVIP BlackRock Global Allocation Fund–15

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
		Principal Amount°	Value (U.S. $)
ΔSOVEREIGN BONDS (continued)
Spain–1.05%
Spain Government Bond
0.60% 10/31/29	EUR	4,951,000	$ 6,044,560
1.00% 10/31/50	EUR	1,201,000	1,384,910
1.25% 10/31/30	EUR	685,000	882,776
2.70% 10/31/48	EUR	533,000	882,224
			9,194,470
Ukraine–0.03%
Ukraine Government International Bond
7.25% 3/15/33		200,000	183,760
7.75% 9/1/25		103,000	103,121
			286,881
Uruguay–0.03%
Uruguay Government International Bond 5.10% 6/18/50		179,755	241,096
			241,096
Total Sovereign Bonds (Cost $65,650,144)			69,592,886
U.S. TREASURY OBLIGATIONS–9.70%
U.S. Treasury Bonds
1.13% 5/15/40		1,386,700	1,364,816
1.13% 8/15/40		1,983,100	1,945,917
×2.38% 11/15/49		5,915,600	7,222,347
U.S. Treasury Inflation Indexed Bonds
0.13% 10/15/24		10,647,594	11,299,759
0.13% 1/15/30		4,487,104	4,955,212
U.S. Treasury Notes
0.13% 4/15/25		29,432,285	31,317,407
×1.75% 11/15/20		5,068,100	5,078,258
×1.75% 11/15/29		19,588,900	21,565,390
Total U.S. Treasury Obligations (Cost $80,275,805)			84,749,106

	Number of Shares
EXCHANGE-TRADED FUNDS–6.46%
Consumer Discretionary Select Sector SPDR® Fund	7,292	1,071,778
Financial Select Sector SPDR® Fund	30,841	742,343
Industrial Select Sector SPDR® Fund	20,893	1,608,343
Invesco QQQ Trust Series 1 ETF	22,167	6,158,879
iShares China Large-Cap ETF	20,135	845,670
iShares iBoxx $ High Yield Corporate Bond ETF	196,236	16,464,200
iShares iBoxx $ Investment Grade Corporate Bond ETF	19,976	2,690,967
	Number of Shares	Value (U.S. $)
EXCHANGE-TRADED FUNDS (continued)
iShares MSCI Brazil ETF	13,069	$ 361,489
iShares MSCI Emerging Markets ETF	3,134	138,178
iShares Nasdaq Biotechnology ETF	1,172	158,701
iShares Russell 2000 ETF	22,933	3,435,134
iShares S&P 500 Value ETF	8,834	993,383
KraneShares CSI China Internet ETF	5,006	341,309
SPDR® Bloomberg Barclays High Yield Bond ETF	14,063	1,466,349
†SPDR® Gold Shares	110,166	19,512,602
VanEck Vectors Semiconductor ETF	2,284	397,873
Total Exchange-Traded Funds (Cost $52,186,666)		56,387,198
MONEY MARKET FUND–0.16%
State Street Institutional U.S. Government Money Market Fund Premier Class (seven-day effective yield 0.02%)	1,449,606	1,449,606
Total Money Market Fund (Cost $1,449,606)		1,449,606

	Principal Amount°
SHORT-TERM INVESTMENTS–0.80%
U.S. TREASURY OBLIGATIONS–0.80%
≠U.S. Treasury Bills
0.10% 2/11/21	6,000,000	5,997,562
0.11% 1/28/21	1,000,000	999,657
		6,997,219
Total Short-Term Investments (Cost $6,997,430)		6,997,219

	Number of Contracts
OPTIONS PURCHASED–1.04%
Over-The-Counter–0.25%
Call Options –0.13%
Adidas Strike price EUR285, expiration date 12/18/20, notional amount EUR700,245 BCLY	2,457	40,040
Boston Scientific Strike price $41, expiration date 11/20/20, notional amount $537,756 NSI	13,116	10,784
Capital One Financial Strike price $55, expiration date 11/20/20, notional amount $331,980 BOA	6,036	107,692

LVIP BlackRock Global Allocation Fund–16

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
EUR vs AUD Strike price EUR1.65, expiration date 10/13/20, notional amount EUR11,228,552 GSI	6,805,183	$ 19,947
EUR vs AUD Strike price EUR1.7, expiration date 10/13/20, notional amount EUR384,498 GSI	226,175	2,546
EUR vs USD Strike price EUR1.165, expiration date 10/22/20, notional amount EUR2,064,770 JPMC	1,772,335	20,988
EUR vs USD Strike price EUR1.215, expiration date 1/27/21, notional amount EUR5,087,205 BNP	4,187,000	28,472
EURO STOXX 50 Strike price EUR3,400, expiration date 12/17/21, notional amount EUR1,757,800 CSI	517	88,859
GBP vs USD Strike price GBP1.315, expiration date 12/17/20, notional amount GBP2,189,475 UBS	1,665,000	27,070
Lvmh Moet Hennessy Louis Vuitton Strike price EUR415, expiration date 12/18/20, notional amount EUR1,363,275 BCLY	3,285	53,319
SPDR Gold Shares Strike price $182, expiration date 11/20/20, notional amount $3,030,118 GSI	16,649	59,803
SPDR Gold Shares Strike price $184, expiration date 12/31/20, notional amount $2,293,192 SOC	12,463	65,306
SPDR Gold Shares Strike price $186, expiration date 11/20/20, notional amount $3,104,340 MSC	16,690	42,712
SPDR Gold Shares Strike price $187, expiration date 10/16/20, notional amount $3,119,347 JPMC	16,681	5,704
SPDR Gold Shares Strike price $190, expiration date 12/18/20, notional amount $3,166,920 BNP	16,668	49,390
SPDR Gold Shares Strike price $190, expiration date 1/15/21, notional amount $3,168,060 SOC	16,674	62,808
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $360, expiration date 6/18/21, notional amount $8,280,000 MSC	23,000	$ 311,718
Union Pacific Strike price $207.5, expiration date 11/20/20, notional amount $1,025,880 GSI	4,944	25,359
USD vs BRL Strike price BRL4.9, expiration date 10/8/20, notional amount BRL313,482 BOA	63,976	58
USD vs BRL Strike price BRL4.9, expiration date 10/13/20, notional amount BRL312,694 BOA	63,815	96
USD vs BRL Strike price BRL6, expiration date 10/22/20, notional amount BRL5,304,000 DB	884,000	3,624
USD vs CAD Strike price CAD1.36, expiration date 11/3/20, notional amount CAD7,387,759 BOA	5,432,176	9,235
USD vs CAD Strike price CAD1.4, expiration date 11/3/20, notional amount CAD229,600 BOA	164,000	2,116
USD vs CNH Strike price CNH7.05, expiration date 11/3/20, notional amount CNH28,722,631 CITI	4,074,132	2,444
USD vs JPY Strike price JPY100, expiration date 2/18/21, notional amount JPY19,200,000 HSBC	192,000	48,749
USD vs NOK Strike price NOK10.7, expiration date 11/19/20, notional amount NOK44,982,800 MSC	4,204,000	5,045
		1,093,884
Put Swaptions–0.06%
10 yr Constant Maturity Swap Pay 0.75%, expiration date 10/2/20, notional amount $1,896,354 JPMC	2,528,472	437
10 yr Constant Maturity Swap Pay 0.81%, expiration date 11/19/20, notional amount $2,659,673 CITI	3,283,547	13,623

LVIP BlackRock Global Allocation Fund–17

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Swaptions (continued)
30 yr Constant Maturity Swap Pay 0.89%, expiration date 2/8/21, notional amount $2,024,601 CITI	2,281,240	$ 201,447
30 yr Constant Maturity Swap Pay 0.98%, expiration date 10/27/20, notional amount $3,468,341 GSI	3,539,123	144,870
30 yr Constant Maturity Swap Pay 1.15%, expiration date 10/26/20, notional amount $7,994,390 DB	6,982,000	99,104
30 yr Constant Maturity Swap Pay 1.17%, expiration date 10/26/20, notional amount $1,422,739 CITI	1,216,016	14,188
30 yr Constant Maturity Swap Pay 1.22%, expiration date 11/24/20, notional amount $1,483,540 CITI	1,216,016	22,032
30 yr Constant Maturity Swap Pay 1.27%, expiration date 12/24/20, notional amount $1,544,340 CITI	1,216,016	29,877
		525,578
Call Swaptions–0.04%
30 yr Constant Maturity Swap Receive 0.58%, expiration date 10/27/20, notional amount $2,052,691 GSI	3,539,123	426
30 yr Constant Maturity Swap Receive 0.72%, expiration date 10/19/20, notional amount $1,034,785 CITI	1,437,202	201
30 yr Constant Maturity Swap Receive 0.85%, expiration date 12/18/20, notional amount $4,024,649 GSI	4,734,881	68,347
30 yr Constant Maturity Swap Receive 0.93%, expiration date 10/21/20, notional amount $3,260,580 MSC	3,506,000	9,772
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/4/21, notional amount $4,044,230 JPMC	4,044,230	207,152
30 yr Constant Maturity Swap Receive 1.00%, expiration date 6/11/21, notional amount $1,318,771 BNP	1,318,771	68,482
		354,380
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options–0.02%
Amazon.com Strike price $2,881.581, expiration date 11/20/20, notional amount $1,089,238 CITI	378	$ 44,739
AUD vs JPY Strike price AUD70, expiration date 11/12/20, notional amount AUD33,290,880 BOA	475,584	34,302
AUD vs JPY Strike price AUD71, expiration date 10/12/20, notional amount AUD33,766,464 DB	475,584	3,372
AUD vs JPY Strike price AUD72.5, expiration date 10/12/20, notional amount AUD1,064,916,395 MSC	14,688,502	4,208
AUD vs JPY Strike price AUD73, expiration date 10/13/20, notional amount AUD538,658,386 MSC	7,378,882	4,228
DR Horton Strike price $70, expiration date 11/20/20, notional amount $573,650 CSI	8,195	24,080
Lennar Strike price $76, expiration date 11/20/20, notional amount $286,520 JPMC	3,770	12,437
NZD vs USD Strike price NZD0.62, expiration date 10/27/20, notional amount NZD249,381 BOA	402,227	6,785
USD vs BRL Strike price BRL5.1, expiration date 11/13/20, notional amount BRL13,921,292 MSC	2,729,665	9,827
USD vs BRL Strike price BRL5.2, expiration date 10/13/20, notional amount BRL7,065,942 BOA	1,358,835	544
USD vs BRL Strike price BRL5.25, expiration date 10/8/20, notional amount BRL7,151,708 BOA	1,362,230	409
USD vs BRL Strike price BRL5.45, expiration date 10/22/20, notional amount BRL9,630,150 DB	1,767,000	14,843
USD vs MXN Strike price MXN20.7, expiration date 10/30/20, notional amount MXN28,033,099 MSC	1,354,256	2,438

LVIP BlackRock Global Allocation Fund–18

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs MXN Strike price MXN21.7, expiration date 10/30/20, notional amount MXN45,793,488 MSC	2,110,299	$ 21,200
		183,412
Centrally Cleared–0.79%
Call Options –0.62%
Agilent Technologies Strike price $105, expiration date 11/20/20, notional amount $1,375,500	131	36,680
Alibaba Group Holding Strike price $210, expiration date 2/19/21, notional amount $1,575,000	75	640,875
Alibaba Group Holding Strike price $270, expiration date 11/20/20, notional amount $567,000	21	69,258
Alphabet Strike price $1,620, expiration date 12/18/20, notional amount $972,000	6	27,960
Amazon.com Strike price $2,350, expiration date 1/15/21, notional amount $235,000	1	84,477
Amazon.com Strike price $3,300, expiration date 1/15/21, notional amount $990,000	3	74,700
Apple Strike price $75, expiration date 10/16/20, notional amount $840,000	112	458,752
Apple Strike price $122.5, expiration date 12/18/20, notional amount $931,000	76	49,400
Apple Strike price $125, expiration date 1/15/21, notional amount $1,800,000	144	98,640
Autodesk Strike price $260, expiration date 1/15/21, notional amount $962,000	37	37,925
Bank of America Strike price $27, expiration date 12/18/20, notional amount $1,514,700	561	38,148
Bank of America Strike price $27, expiration date 1/15/21, notional amount $915,300	339	32,205
Bank of America Strike price $28, expiration date 12/18/20, notional amount $949,200	339	16,611
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Charter Communications Strike price $670, expiration date 12/18/20, notional amount $469,000	7	$ 11,515
Citigroup Strike price $52.5, expiration date 12/18/20, notional amount $929,250	177	11,859
Comcast Strike price $45, expiration date 1/15/21, notional amount $913,500	203	71,050
Costco Wholesale Strike price $315, expiration date 10/16/20, notional amount $504,000	16	63,120
Deutsche Telekom Strike price EUR16.2, expiration date 10/16/20, notional amount EUR225,180	139	163
Dow Strike price $52.5, expiration date 11/20/20, notional amount $309,750	59	5,900
Dow Strike price $52.5, expiration date 12/18/20, notional amount $488,250	93	15,345
DR Horton Strike price $80, expiration date 1/15/21, notional amount $984,000	123	65,190
Fortive Strike price $75, expiration date 12/18/20, notional amount $930,000	124	65,720
Global Payments Strike price $180, expiration date 12/18/20, notional amount $936,000	52	63,960
Global Payments Strike price $185, expiration date 11/20/20, notional amount $943,500	51	36,210
Health Care Select Sector SPDR Fund Strike price $111, expiration date 12/18/20, notional amount $2,630,700	237	51,666
Home Depot Strike price $275, expiration date 10/16/20, notional amount $1,897,500	69	50,715
Invesco QQQ Trust Series 1 ETF Strike price $285, expiration date 10/16/20, notional amount $4,930,500	173	73,328

LVIP BlackRock Global Allocation Fund–19

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Invesco QQQ Trust Series 1 ETF Strike price $290, expiration date 10/16/20, notional amount $2,697,000	93	$ 15,252
Invesco QQQ Trust Series 1 ETF Strike price $290, expiration date 10/23/20, notional amount $1,885,000	65	19,500
Invesco QQQ Trust Series 1 ETF Strike price $315, expiration date 10/16/20, notional amount $5,071,500	161	644
iShares Latin America 40 ETF Strike price $25, expiration date 12/18/20, notional amount $547,500	219	6,570
JPMorgan Chase & Co Strike price $110, expiration date 12/18/20, notional amount $583,000	53	10,176
L3Harris Technologies Strike price $165, expiration date 10/16/20, notional amount $445,500	27	19,710
L3Harris Technologies Strike price $190, expiration date 12/18/20, notional amount $931,000	49	12,495
Lyondellbasell Industries Strike price $75, expiration date 12/18/20, notional amount $300,000	40	17,600
Mastercard Strike price $335, expiration date 1/15/21, notional amount $2,479,000	74	195,360
Mastercard Strike price $350, expiration date 1/15/21, notional amount $945,000	27	48,735
McDonald's Strike price $220, expiration date 12/18/20, notional amount $924,000	42	44,730
McDonald's Strike price $230, expiration date 12/18/20, notional amount $322,000	14	9,310
Merck & Co. Strike price $87.5, expiration date 11/20/20, notional amount $1,426,250	163	26,406
Merck & Co. Strike price $90, expiration date 12/18/20, notional amount $693,000	77	10,010
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
Micron Technology Strike price $52.5, expiration date 11/20/20, notional amount $420,000	80	$ 11,519
Microsoft Strike price $165, expiration date 12/18/20, notional amount $808,500	49	234,710
Microsoft Strike price $215, expiration date 2/19/21, notional amount $903,000	42	65,100
Microsoft Strike price $220, expiration date 12/18/20, notional amount $924,000	42	40,950
Morgan Stanley Strike price $55, expiration date 10/16/20, notional amount $907,500	165	1,320
Morgan Stanley Strike price $55, expiration date 1/15/21, notional amount $935,000	170	25,840
NVIDIA Strike price $520, expiration date 10/16/20, notional amount $260,000	5	17,250
PayPal Holdings Strike price $192.5, expiration date 10/16/20, notional amount $385,000	20	18,200
PayPal Holdings Strike price $210, expiration date 10/16/20, notional amount $567,000	27	5,184
PPG Industries Strike price $125, expiration date 1/15/21, notional amount $937,500	75	54,000
Raytheon Technologies Strike price $65, expiration date 1/15/21, notional amount $903,500	139	27,105
Raytheon Technologies Strike price $65, expiration date 2/19/21, notional amount $903,500	139	36,001
Societe Generale Strike price EUR11.5, expiration date 12/18/20, notional amount EUR92,000	80	9,849
Southwest Airlines Strike price $40, expiration date 11/20/20, notional amount $324,000	81	18,063

LVIP BlackRock Global Allocation Fund–20

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR EURO STOXX 50 ETF Strike price $38, expiration date 11/20/20, notional amount $155,800	41	$ 2,870
SPDR EURO STOXX 50 ETF Strike price $41, expiration date 11/20/20, notional amount $168,100	41	410
SPDR Gold Shares Strike price $190, expiration date 12/18/20, notional amount $5,168,000	272	81,600
SPDR S&P 500 ETF Trust Strike price $305, expiration date 12/17/21, notional amount $3,111,000	102	518,007
SPDR S&P 500 ETF Trust Strike price $333, expiration date 10/16/20, notional amount $6,426,900	193	134,907
SPDR S&P 500 ETF Trust Strike price $335, expiration date 10/16/20, notional amount $4,020,000	120	69,360
SPDR S&P 500 ETF Trust Strike price $340, expiration date 10/7/20, notional amount $8,160,000	240	37,920
SPDR S&P 500 ETF Trust Strike price $340, expiration date 10/9/20, notional amount $6,290,000	185	39,775
SPDR S&P 500 ETF Trust Strike price $340, expiration date 12/18/20, notional amount $7,650,000	225	300,150
SPDR S&P 500 ETF Trust Strike price $342, expiration date 10/9/20, notional amount $6,737,400	197	47,135
SPDR S&P 500 ETF Trust Strike price $350, expiration date 10/16/20, notional amount $23,625,000	675	64,800
SPDR S&P 500 ETF Trust Strike price $350, expiration date 11/20/20, notional amount $4,900,000	140	73,640
SPDR S&P 500 ETF Trust Strike price $350, expiration date 12/18/20, notional amount $3,045,000	87	80,649
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
SPDR S&P 500 ETF Trust Strike price $350, expiration date 12/31/20, notional amount $2,415,000	69	$ 68,310
SPDR S&P 500 ETF Trust Strike price $360, expiration date 12/18/20, notional amount $4,932,000	137	67,952
SPDR S&P 500 ETF Trust Strike price $360, expiration date 12/17/21, notional amount $1,764,000	49	96,530
SPDR S&P 500 ETF Trust Strike price $365, expiration date 12/18/20, notional amount $2,993,000	82	30,750
Starbucks Strike price $82.5, expiration date 1/15/21, notional amount $924,000	112	88,704
Starbucks Strike price $90, expiration date 1/15/21, notional amount $684,000	76	32,300
T-Mobile US Strike price $125, expiration date 11/20/20, notional amount $675,000	54	11,394
Unicredit Strike price EUR7.6, expiration date 12/18/20, notional amount EUR148,200	39	8,962
Union Pacific Strike price $200, expiration date 1/15/21, notional amount $920,000	46	54,924
Union Pacific Strike price $202.5, expiration date 10/16/20, notional amount $162,000	8	1,504
VanEck Vectors Semiconductor ETF Strike price $170, expiration date 1/15/21, notional amount $1,870,000	110	160,600
VanEck Vectors Semiconductor ETF Strike price $180, expiration date 1/15/21, notional amount $450,000	25	24,125
VanEck Vectors Semiconductor ETF Strike price $185, expiration date 1/15/21, notional amount $499,500	27	20,520

LVIP BlackRock Global Allocation Fund–21

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Call Options (continued)
VMware Strike price $160, expiration date 10/16/20, notional amount $1,152,000	72	$ 2,160
Walmart Strike price $145, expiration date 10/16/20, notional amount $594,500	41	5,166
Walmart Strike price $150, expiration date 11/20/20, notional amount $1,095,000	73	20,294
Walt Disney Strike price $140, expiration date 11/20/20, notional amount $462,000	33	5,313
Walt Disney Strike price $140, expiration date 1/15/21, notional amount $1,288,000	92	29,440
Wells Fargo & Co Strike price $35, expiration date 10/16/20, notional amount $416,500	119	119
		5,433,251
Put Options–0.17%
Alphabet Strike price $1,415, expiration date 11/20/20, notional amount $849,000	6	36,300
Alphabet Strike price $1,480, expiration date 11/20/20, notional amount $740,000	5	44,875
Alphabet Strike price $1,560, expiration date 1/15/21, notional amount $1,248,000	8	128,600
Amazon.com Strike price $3,250, expiration date 1/15/21, notional amount $1,300,000	4	143,650
Amazon.com Strike price $3,350, expiration date 2/19/21, notional amount $1,340,000	4	184,830
Anthem Strike price $250, expiration date 12/18/20, notional amount $800,000	32	39,680
Apple Strike price $125, expiration date 1/15/21, notional amount $1,262,500	101	160,287
BJ's Wholesale Club Holdings Strike price $30, expiration date 11/20/20, notional amount $207,000	69	2,415
	Number of Contracts	Value (U.S. $)
OPTIONS PURCHASED (continued)
Centrally Cleared (continued)
Put Options (continued)
Carnival Strike price $15, expiration date 10/16/20, notional amount $163,500	109	$ 10,355
Charter Communications Strike price $500, expiration date 12/18/20, notional amount $800,000	16	8,960
Chewy Strike price $45, expiration date 10/16/20, notional amount $121,500	27	648
Exxon Mobil Strike price $37.5, expiration date 10/16/20, notional amount $510,000	136	45,560
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $134, expiration date 10/16/20, notional amount $36,568,600	2,729	196,488
iShares Silver Trust Strike price $20, expiration date 10/16/20, notional amount $708,000	354	9,204
Microsoft Strike price $215, expiration date 1/15/21, notional amount $1,290,000	60	110,400
Microsoft Strike price $215, expiration date 2/19/21, notional amount $1,268,500	59	119,298
NVIDIA Strike price $470, expiration date 11/20/20, notional amount $799,000	17	28,900
UnitedHealth Group Strike price $280, expiration date 12/18/20, notional amount $784,000	28	25,900
Walgreens Boots Alliance Strike price $42.5, expiration date 1/15/21, notional amount $875,500	206	163,152
		1,459,502
Total Options Purchased (Cost $9,778,145)		9,050,007

LVIP BlackRock Global Allocation Fund–22

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
TOTAL INVESTMENTS–97.93% (Cost $751,177,294)	$855,261,669

	Number of Shares	Value (U.S. $)
ΔCOMMON STOCKS SOLD SHORT–(0.28)%
United States–(0.16)%
Exxon Mobil	(13,659)	$ (468,913)
J M Smucker	(1,967)	(227,228)
McCormick & Co.	(1,100)	(213,510)
Seagate Technology	(9,481)	(467,129)
		(1,376,780)
Sweden–(0.08)%
Hennes & Mauritz Class B	(16,471)	(283,761)
Svenska Cellulosa Class B	(30,905)	(423,690)
		(707,451)
Finland–(0.04)%
UPM-Kymmene	(13,094)	(398,541)
		(398,541)
Total Common Stocks Sold Short (Proceeds $2,547,067)		(2,482,772)

	Number of Contracts
OPTIONS WRITTEN–(0.73)%
Over-The-Counter–(0.22)%
Put Swaptions–(0.07)%
10 yr Constant Maturity Swap Receive 1.07%, expiration date 12/15/20, notional amount $(6,538,658) CITI	(6,538,658)	(12,645)
10 yr Constant Maturity Swap Receive 1.4%, expiration date 9/15/21, notional amount $(4,359,106) CITI	(4,359,106)	(29,271)
10 yr Constant Maturity Swap Receive 1.4%, expiration date 9/20/21, notional amount $(4,307,151) MSC	(4,307,151)	(29,428)
10 yr IRS pay a fixed rate 2.00% and receive a floating rate based on 3-month USD LIBOR, expiration date 2/11/22, notional amount $(9,857,076) JPMC	(9,857,076)	(37,114)
30 yr Constant Maturity Swap Receive 1.07%, expiration date 10/19/20, notional amount $(1,437,202) CITI	(1,437,202)	(30,754)
30 yr Constant Maturity Swap Receive 1.19%, expiration date 10/21/20, notional amount $(3,506,000) MSC	(3,506,000)	(28,558)
30 yr Constant Maturity Swap Receive 1.20%, expiration date 12/18/20, notional amount $(4,734,881) GSI	(4,734,881)	(137,153)
30 yr Constant Maturity Swap Receive 1.24%, expiration date 2/08/21, notional amount $(3,421,860) CITI	(3,421,860)	(128,168)
5 yr Constant Maturity Swap Pay 0.02%, expiration date 4/08/22, notional amount EUR(6,820,000) BCLY	(6,820,000)	(29,199)
5 yr Constant Maturity Swap Pay 0.15%, expiration date 4/19/22, notional amount EUR(1,794,881) BCLY	(1,794,881)	(11,229)
5 yr Constant Maturity Swap Receive 0.13%, expiration date 4/19/22, notional amount EUR(4,500,000) MSC	(4,500,000)	(26,590)
5 yr Constant Maturity Swap Receive 0.37%, expiration date 10/27/20, notional amount $(17,914,078) GSI	(17,914,078)	(20,466)
5 yr Constant Maturity Swap Receive 0.39%, expiration date 2/08/21, notional amount $(12,546,820) CITI	(12,546,820)	(53,646)
5 yr Constant Maturity Swap Receive 0.49%, expiration date 11/25/20, notional amount $(20,535,000) CITI	(20,535,000)	(12,751)
		(586,972)
Call Swaptions–(0.06)%
10 yr Constant Maturity Swap Pay 0.47%, expiration date 12/15/20, notional amount $(2,179,553) CITI	(2,179,553)	(5,463)
10 yr Constant Maturity Swap Pay 0.51%, expiration date 11/19/20, notional amount $(3,283,547) CITI	(3,283,547)	(4,676)
10 yr Constant Maturity Swap Pay 0.55%, expiration date 9/15/21, notional amount $(2,179,553) CITI	(2,179,553)	(27,774)
10 yr Constant Maturity Swap Pay 0.55%, expiration date 9/20/21, notional amount $(2,153,575) MSC	(2,153,575)	(27,633)
30 yr Constant Maturity Swap Pay 0.50%, expiration date 6/04/21, notional amount $(4,044,230) JPMC	(4,044,230)	(67,816)
30 yr Constant Maturity Swap Pay 0.50%, expiration date 6/11/21, notional amount $(1,318,771) BNP	(1,318,771)	(22,716)
30 yr Constant Maturity Swap Pay 0.60%, expiration date 12/18/20, notional amount $(4,734,881) GSI	(4,734,881)	(25,582)
30 yr Constant Maturity Swap Pay 0.71%, expiration date 1/11/21, notional amount $(2,708,918) CITI	(2,708,918)	(34,295)
30 yr Constant Maturity Swap Pay 0.87%, expiration date 3/24/21, notional amount $(1,737,166) CITI	(1,737,166)	(53,517)
5 yr Constant Maturity Swap Pay 0.03%, expiration date 4/19/22, notional amount EUR(4,500,000) BOA	(4,500,000)	(83,570)
5 yr Constant Maturity Swap Pay 0.17%, expiration date 10/27/20, notional amount $(17,914,078) GSI	(17,914,078)	(398)
5 yr Constant Maturity Swap Receive 0.02%, expiration date 4/08/22, notional amount EUR(6,820,000) BCLY	(6,820,000)	(160,631)
LVIP BlackRock Global Allocation Fund–23

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Call Swaptions (continued)
5 yr Constant Maturity Swap Receive 0.15%, expiration date 4/19/22, notional amount EUR(1,794,881) BCLY	(1,794,881)	$ (31,685)
		(545,756)
Call Options –(0.05)%
Adidas Strike price EUR325, expiration date 12/18/20, notional amount EUR(798,525) BCLY	(2,457)	(9,616)
Amazon.com Strike price $3,397.232, expiration date 11/20/20, notional amount $(1,284,154) CITI	(378)	(52,118)
Asml Holding Strike price EUR335, expiration date 11/20/20, notional amount EUR(285,420) CSI	(852)	(7,441)
Autodesk Strike price $260, expiration date 11/20/20, notional amount $(1,281,280) NSI	(4,928)	(20,647)
Boston Scientific Strike price $45, expiration date 11/20/20, notional amount $(590,220) NSI	(13,116)	(3,032)
Capital One Financial Strike price $70, expiration date 11/20/20, notional amount $(422,520) NSI	(6,036)	(39,323)
DR Horton Strike price $85, expiration date 11/20/20, notional amount $(696,575) CSI	(8,195)	(15,143)
EUR vs AUD Strike price EUR1.71, expiration date 10/13/20, notional amount EUR(11,636,863) GSI	(6,805,183)	(798)
EUR vs USD Strike price EUR1.335, expiration date 1/27/21, notional amount EUR(8,385,135) BNP	(6,281,000)	(2,209)
GBP vs USD Strike price GBP1.365, expiration date 12/17/20, notional amount GBP(4,544,085) UBS	(3,329,000)	(14,605)
Lennar Strike price $86, expiration date 11/20/20, notional amount $(324,220) JPMC	(3,770)	(13,684)
Lvmh Moet Hennessy Louis Vuitton Strike price EUR450, expiration date 12/18/20, notional amount EUR(1,478,250) BCLY	(3,285)	(17,484)
Roche Holding Strike price CHF350, expiration date 11/20/20, notional amount CHF(344,750) BCLY	(985)	(1,764)
Sanofi Strike price EUR98, expiration date 10/16/20, notional amount EUR(403,858) BCLY	(4,121)	(82)
Sanofi Strike price EUR98, expiration date 11/20/20, notional amount EUR(321,636) BCLY	(3,282)	(923)
SPDR Gold Shares Strike price $192, expiration date 11/20/20, notional amount $(3,196,608) GSI	(16,649)	(26,115)
SPDR Gold Shares Strike price $197, expiration date 10/16/20, notional amount $(3,286,157) JPMC	(16,681)	(1,406)
SPDR Gold Shares Strike price $198, expiration date 11/20/20, notional amount $(3,304,620) MSC	(16,690)	(16,670)
SPDR Gold Shares Strike price $198, expiration date 12/31/20, notional amount $(3,290,166) SOC	(16,617)	(39,216)
SPDR Gold Shares Strike price $210, expiration date 12/18/20, notional amount $(3,500,280) BNP	(16,668)	(16,755)
SPDR Gold Shares Strike price $215, expiration date 1/15/21, notional amount $(3,584,910) SOC	(16,674)	(20,532)
Union Pacific Strike price $227.5, expiration date 11/20/20, notional amount $(1,124,760) GSI	(4,944)	(5,311)
USD vs BRL Strike price BRL5.5, expiration date 11/13/20, notional amount BRL(250,217) MSC	(45,494)	(36,159)
USD vs BRL Strike price BRL5.65, expiration date 10/22/20, notional amount BRL(4,994,600) DB	(884,000)	(16,531)
USD vs JPY Strike price JPY100, expiration date 11/19/20, notional amount JPY(19,200,000) HSBC	(192,000)	(20,371)
USD vs MXN Strike price MXN22.5, expiration date 10/30/20, notional amount MXN(30,470,760) MSC	(1,354,256)	(21,668)
		(419,603)
Put Options–(0.04)%
Adidas Strike price EUR245, expiration date 12/18/20, notional amount EUR(601,965) BCLY	(2,457)	(22,221)
AUD vs JPY Strike price AUD69.5, expiration date 10/13/20, notional amount AUD(512,832,299) MSC	(7,378,882)	(5)
Boston Scientific Strike price $35, expiration date 11/20/20, notional amount $(229,530) NSI	(6,558)	(6,044)
DR Horton Strike price $60, expiration date 11/20/20, notional amount $(491,700) CSI	(8,195)	(7,370)
EUR vs USD Strike price EUR1.1, expiration date 1/27/21, notional amount EUR(4,605,700) BNP	(4,187,000)	(6,382)
EURO STOXX 50 Strike price EUR2,600, expiration date 12/17/21, notional amount EUR(1,344,200) CSI	(517)	(83,251)
Lennar Strike price $62, expiration date 11/20/20, notional amount $(233,740) JPMC	(3,770)	(2,529)
Lvmh Moet Hennessy Louis Vuitton Strike price EUR375, expiration date 12/18/20, notional amount EUR(616,125) BCLY	(1,643)	(26,552)
Roche Holding Strike price CHF285, expiration date 11/20/20, notional amount CHF(280,725) BCLY	(985)	(2,911)
Roche Holding Strike price CHF300, expiration date 10/16/20, notional amount CHF(220,800) BCLY	(736)	(1,199)
Sanofi Strike price EUR76, expiration date 11/20/20, notional amount EUR(249,432) BCLY	(3,282)	(3,087)
Sanofi Strike price EUR80, expiration date 10/16/20, notional amount EUR(329,680) BCLY	(4,121)	(2,008)
SPDR Gold Shares Strike price $164, expiration date 12/31/20, notional amount $(1,021,884) SOC	(6,231)	(12,213)
SPDR Gold Shares Strike price $165, expiration date 11/20/20, notional amount $(1,373,625) GSI	(8,325)	(11,464)
SPDR Gold Shares Strike price $170, expiration date 10/16/20, notional amount $(2,835,770) JPMC	(16,681)	(9,354)
SPDR Gold Shares Strike price $170, expiration date 1/15/21, notional amount $(2,834,580) SOC	(16,674)	(70,281)
SPDR Gold Shares Strike price $173, expiration date 11/20/20, notional amount $(2,887,370) MSC	(16,690)	(58,864)
Union Pacific Strike price $187.5, expiration date 11/20/20, notional amount $(927,000) GSI	(4,944)	(31,649)
LVIP BlackRock Global Allocation Fund–24

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Over-The-Counter (continued)
Put Options (continued)
USD vs BRL Strike price BRL4.85, expiration date 11/13/20, notional amount BRL(13,238,875) MSC	(2,729,665)	$ (1,911)
USD vs BRL Strike price BRL5, expiration date 10/13/20, notional amount BRL(10,191,265) BOA	(2,038,253)	(2)
USD vs BRL Strike price BRL5.05, expiration date 10/08/20, notional amount BRL(10,318,897) BOA	(2,043,346)	(2)
USD vs MXN Strike price MXN20.1, expiration date 10/30/20, notional amount MXN(32,664,651) MSC	(1,625,107)	(975)
		(360,274)
Centrally Cleared–(0.51)%
Call Options –(0.30)%
Abbott Laboratories Strike price $110, expiration date 11/20/20, notional amount $(506,000)	(46)	(20,930)
Agilent Technologies Strike price $110, expiration date 11/20/20, notional amount $(517,000)	(47)	(6,580)
Agilent Technologies Strike price $115, expiration date 11/20/20, notional amount $(1,506,500)	(131)	(9,039)
Alibaba Group Holding Strike price $350, expiration date 2/19/21, notional amount $(2,625,000)	(75)	(72,375)
Alphabet Strike price $1,800, expiration date 12/18/20, notional amount $(1,080,000)	(6)	(7,560)
Amazon.com Strike price $2,900, expiration date 1/15/21, notional amount $(870,000)	(3)	(132,054)
Amazon.com Strike price $3,500, expiration date 11/20/20, notional amount $(2,450,000)	(7)	(75,600)
Amazon.com Strike price $3,750, expiration date 1/15/21, notional amount $(1,125,000)	(3)	(36,585)
Anthem Strike price $290, expiration date 12/18/20, notional amount $(928,000)	(32)	(27,200)
Apple Strike price $82.5, expiration date 10/16/20, notional amount $(1,815,000)	(220)	(757,900)
Apple Strike price $140, expiration date 12/18/20, notional amount $(1,064,000)	(76)	(17,404)
Apple Strike price $150, expiration date 1/15/21, notional amount $(4,320,000)	(288)	(54,720)
Applied Materials Strike price $65, expiration date 10/16/20, notional amount $(513,500)	(79)	(2,370)
Applied Materials Strike price $70, expiration date 1/15/21, notional amount $(553,000)	(79)	(15,721)
Autodesk Strike price $290, expiration date 1/15/21, notional amount $(1,073,000)	(37)	(14,523)
Bank of America Strike price $30, expiration date 12/18/20, notional amount $(996,000)	(332)	(8,300)
Bank of America Strike price $31, expiration date 1/15/21, notional amount $(1,050,900)	(339)	(9,831)
Bank of America Strike price $32, expiration date 12/18/20, notional amount $(1,084,800)	(339)	(4,068)
Charter Communications Strike price $600, expiration date 12/18/20, notional amount $(960,000)	(16)	(79,920)
Charter Communications Strike price $660, expiration date 12/18/20, notional amount $(528,000)	(8)	(16,200)
Citigroup Strike price $57.5, expiration date 12/18/20, notional amount $(195,500)	(34)	(1,054)
Citigroup Strike price $60, expiration date 12/18/20, notional amount $(1,062,000)	(177)	(3,363)
Comcast Strike price $40, expiration date 10/16/20, notional amount $(932,000)	(233)	(147,955)
Comcast Strike price $52.5, expiration date 1/15/21, notional amount $(1,065,750)	(203)	(15,834)
Costco Wholesale Strike price $345, expiration date 10/16/20, notional amount $(552,000)	(16)	(20,816)
Dow Strike price $60, expiration date 11/20/20, notional amount $(354,000)	(59)	(1,121)
Dow Strike price $60, expiration date 12/18/20, notional amount $(558,000)	(93)	(3,255)
DR Horton Strike price $95, expiration date 1/15/21, notional amount $(1,168,500)	(123)	(19,557)
Edwards Lifesciences Strike price $85, expiration date 11/20/20, notional amount $(484,500)	(57)	(14,649)
Facebook Strike price $290, expiration date 11/20/20, notional amount $(1,305,000)	(45)	(35,460)
Fortive Strike price $85, expiration date 12/18/20, notional amount $(1,054,000)	(124)	(21,700)
Global Payments Strike price $200, expiration date 12/18/20, notional amount $(1,040,000)	(52)	(25,480)
Guardant Health Strike price $105, expiration date 10/16/20, notional amount $(493,500)	(47)	(39,480)
HCA Healthcare Strike price $145, expiration date 12/18/20, notional amount $(565,500)	(39)	(11,700)
Home Depot Strike price $295, expiration date 10/16/20, notional amount $(3,068,000)	(104)	(7,800)
Home Depot Strike price $320, expiration date 1/15/21, notional amount $(1,152,000)	(36)	(14,580)
Intel Strike price $55, expiration date 11/20/20, notional amount $(137,500)	(25)	(3,825)
Intuitive Surgical Strike price $760, expiration date 11/20/20, notional amount $(456,000)	(6)	(13,860)
Johnson & Johnson Strike price $165, expiration date 12/18/20, notional amount $(181,500)	(11)	(1,463)
L3Harris Technologies Strike price $190, expiration date 10/16/20, notional amount $(513,000)	(27)	(405)
L3Harris Technologies Strike price $210, expiration date 12/18/20, notional amount $(1,029,000)	(49)	(3,185)
Lowe's Companies Strike price $175, expiration date 10/16/20, notional amount $(595,000)	(34)	(3,570)
Lowe's Companies Strike price $180, expiration date 1/15/21, notional amount $(1,278,000)	(71)	(46,150)
Lyondellbasell Industries Strike price $85, expiration date 12/18/20, notional amount $(340,000)	(40)	(5,200)
Marsh & McLennan Strike price $120, expiration date 10/16/20, notional amount $(468,000)	(39)	(975)
LVIP BlackRock Global Allocation Fund–25

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Call Options (continued)
Mastercard Strike price $360, expiration date 11/20/20, notional amount $(1,044,000)	(29)	$ (22,185)
Mastercard Strike price $365, expiration date 1/15/21, notional amount $(2,701,000)	(74)	(97,680)
Mastercard Strike price $400, expiration date 1/15/21, notional amount $(1,080,000)	(27)	(12,150)
McDonald's Strike price $220, expiration date 10/16/20, notional amount $(506,000)	(23)	(9,660)
McDonald's Strike price $240, expiration date 12/18/20, notional amount $(1,008,000)	(42)	(15,120)
McDonald's Strike price $240, expiration date 1/15/21, notional amount $(1,056,000)	(44)	(20,020)
McDonald's Strike price $250, expiration date 12/18/20, notional amount $(350,000)	(14)	(2,842)
Merck & Co. Strike price $95, expiration date 11/20/20, notional amount $(513,000)	(54)	(1,566)
Microsoft Strike price $190, expiration date 12/18/20, notional amount $(931,000)	(49)	(123,480)
Microsoft Strike price $240, expiration date 11/20/20, notional amount $(1,032,000)	(43)	(10,320)
Microsoft Strike price $245, expiration date 2/19/21, notional amount $(1,029,000)	(42)	(26,460)
Microsoft Strike price $250, expiration date 12/18/20, notional amount $(1,050,000)	(42)	(9,702)
Morgan Stanley Strike price $62.5, expiration date 1/15/21, notional amount $(1,062,500)	(170)	(7,310)
Morgan Stanley Strike price $65, expiration date 10/16/20, notional amount $(1,605,500)	(247)	(741)
NextEra Energy Strike price $310, expiration date 11/20/20, notional amount $(1,023,000)	(33)	(8,415)
NVIDIA Strike price $560, expiration date 11/20/20, notional amount $(1,008,000)	(18)	(69,120)
NVIDIA Strike price $600, expiration date 10/16/20, notional amount $(300,000)	(5)	(2,170)
NVIDIA Strike price $620, expiration date 11/20/20, notional amount $(496,000)	(8)	(14,336)
NVIDIA Strike price $650, expiration date 11/20/20, notional amount $(845,000)	(13)	(17,550)
NVIDIA Strike price $700, expiration date 12/18/20, notional amount $(1,120,000)	(16)	(20,800)
PayPal Holdings Strike price $240, expiration date 10/16/20, notional amount $(648,000)	(27)	(270)
Pfizer Strike price $40, expiration date 11/20/20, notional amount $(1,324,000)	(331)	(20,522)
Pfizer Strike price $41, expiration date 11/20/20, notional amount $(516,600)	(126)	(5,292)
PPG Industries Strike price $140, expiration date 1/15/21, notional amount $(1,050,000)	(75)	(17,812)
Raytheon Technologies Strike price $75, expiration date 1/15/21, notional amount $(1,042,500)	(139)	(8,896)
Raytheon Technologies Strike price $75, expiration date 2/19/21, notional amount $(1,042,500)	(139)	(11,398)
ResMed Strike price $195, expiration date 1/15/21, notional amount $(351,000)	(18)	(7,560)
salesforce.com Strike price $290, expiration date 10/16/20, notional amount $(522,000)	(18)	(1,134)
ServiceNow Strike price $490, expiration date 11/20/20, notional amount $(490,000)	(10)	(33,100)
Societe Generale Strike price EUR13, expiration date 12/18/20, notional amount EUR(104,000)	(80)	(4,971)
SPDR Gold Shares Strike price $205, expiration date 12/18/20, notional amount $(1,435,000)	(70)	(8,820)
SPDR Gold Shares Strike price $210, expiration date 12/18/20, notional amount $(4,242,000)	(202)	(19,796)
Starbucks Strike price $92.5, expiration date 1/15/21, notional amount $(1,036,000)	(112)	(39,200)
Starbucks Strike price $100, expiration date 1/15/21, notional amount $(760,000)	(76)	(11,172)
Stmicro Electronics Strike price EUR28, expiration date 11/20/20, notional amount EUR(89,600)	(32)	(4,427)
Uber Technologies Strike price $40, expiration date 12/18/20, notional amount $(180,000)	(45)	(9,810)
Union Pacific Strike price $230, expiration date 1/15/21, notional amount $(1,058,000)	(46)	(10,304)
UnitedHealth Group Strike price $320, expiration date 12/18/20, notional amount $(896,000)	(28)	(41,496)
US Bancorp Strike price $42.5, expiration date 11/20/20, notional amount $(199,750)	(47)	(1,927)
VanEck Vectors Semiconductor ETF Strike price $205, expiration date 1/15/21, notional amount $(512,500)	(25)	(6,200)
VanEck Vectors Semiconductor ETF Strike price $210, expiration date 1/15/21, notional amount $(567,000)	(27)	(4,887)
VMware Strike price $180, expiration date 10/16/20, notional amount $(1,296,000)	(72)	(360)
Walmart Strike price $155, expiration date 10/16/20, notional amount $(496,000)	(32)	(480)
Walmart Strike price $160, expiration date 10/16/20, notional amount $(656,000)	(41)	(287)
Walt Disney Strike price $140, expiration date 10/16/20, notional amount $(504,000)	(36)	(468)
Walt Disney Strike price $155, expiration date 1/15/21, notional amount $(1,054,000)	(68)	(7,480)
Walt Disney Strike price $160, expiration date 11/20/20, notional amount $(784,000)	(49)	(1,274)
Xilinx Strike price $110, expiration date 11/20/20, notional amount $(198,000)	(18)	(8,010)
Zoetis Strike price $175, expiration date 1/15/21, notional amount $(262,500)	(15)	(8,550)
		(2,618,847)
Put Options–(0.21)%
Agilent Technologies Strike price $90, expiration date 11/20/20, notional amount $(594,000)	(66)	(9,075)
LVIP BlackRock Global Allocation Fund–26

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Alphabet Strike price $1,200, expiration date 11/20/20, notional amount $(720,000)	(6)	$ (6,210)
Alphabet Strike price $1,280, expiration date 11/20/20, notional amount $(640,000)	(5)	(10,650)
Alphabet Strike price $1,300, expiration date 12/18/20, notional amount $(780,000)	(6)	(22,440)
Alphabet Strike price $1,320, expiration date 1/15/21, notional amount $(1,056,000)	(8)	(41,920)
Alphabet Strike price $1,350, expiration date 10/16/20, notional amount $(405,000)	(3)	(1,410)
Amazon.com Strike price $2,460, expiration date 11/20/20, notional amount $(1,230,000)	(5)	(14,250)
Amazon.com Strike price $2,695, expiration date 1/15/21, notional amount $(808,500)	(3)	(34,275)
Amazon.com Strike price $2,740, expiration date 1/15/21, notional amount $(1,096,000)	(4)	(51,080)
Amazon.com Strike price $2,800, expiration date 2/19/21, notional amount $(1,120,000)	(4)	(73,040)
Amazon.com Strike price $2,840, expiration date 10/16/20, notional amount $(284,000)	(1)	(1,660)
Anthem Strike price $210, expiration date 12/18/20, notional amount $(672,000)	(32)	(10,480)
Apple Strike price $97.5, expiration date 12/18/20, notional amount $(741,000)	(76)	(20,368)
Apple Strike price $100, expiration date 10/16/20, notional amount $(820,000)	(82)	(2,624)
Apple Strike price $100, expiration date 1/15/21, notional amount $(1,440,000)	(144)	(60,480)
Apple Strike price $105, expiration date 10/16/20, notional amount $(1,039,500)	(99)	(7,722)
Apple Strike price $107.5, expiration date 1/15/21, notional amount $(1,085,750)	(101)	(68,175)
Applied Materials Strike price $45, expiration date 1/15/21, notional amount $(355,500)	(79)	(8,690)
Applied Materials Strike price $47.5, expiration date 10/16/20, notional amount $(375,250)	(79)	(553)
Autodesk Strike price $210, expiration date 1/15/21, notional amount $(777,000)	(37)	(44,770)
Bank of America Strike price $21, expiration date 12/18/20, notional amount $(697,200)	(332)	(25,896)
Bank of America Strike price $22, expiration date 12/18/20, notional amount $(745,800)	(339)	(35,256)
Bank of America Strike price $22, expiration date 1/15/21, notional amount $(745,800)	(339)	(42,714)
BJ's Wholesale Club Holdings Strike price $25, expiration date 11/20/20, notional amount $(172,500)	(69)	(2,070)
Charter Communications Strike price $590, expiration date 12/18/20, notional amount $(413,000)	(7)	(14,245)
Chewy Strike price $35, expiration date 10/16/20, notional amount $(94,500)	(27)	(149)
Citigroup Strike price $42.5, expiration date 12/18/20, notional amount $(752,250)	(177)	(61,065)
Comcast Strike price $37.5, expiration date 1/15/21, notional amount $(761,250)	(203)	(13,804)
Deutsche Telekom Strike price EUR14, expiration date 10/16/20, notional amount EUR(194,600)	(139)	(1,548)
Dow Strike price $40, expiration date 11/20/20, notional amount $(236,000)	(59)	(4,956)
Dow Strike price $40, expiration date 12/18/20, notional amount $(372,000)	(93)	(13,950)
DR Horton Strike price $60, expiration date 1/15/21, notional amount $(738,000)	(123)	(24,969)
Edwards Lifesciences Strike price $70, expiration date 11/20/20, notional amount $(399,000)	(57)	(6,555)
Exxon Mobil Strike price $35, expiration date 10/16/20, notional amount $(476,000)	(136)	(19,720)
Facebook Strike price $235, expiration date 10/16/20, notional amount $(376,000)	(16)	(1,600)
Fortive Strike price $65, expiration date 12/18/20, notional amount $(806,000)	(124)	(16,740)
Global Payments Strike price $150, expiration date 12/18/20, notional amount $(780,000)	(52)	(20,020)
Global Payments Strike price $155, expiration date 11/20/20, notional amount $(790,500)	(51)	(13,387)
Guardant Health Strike price $85, expiration date 10/16/20, notional amount $(399,500)	(47)	(4,700)
Health Care Select Sector SPDR Fund Strike price $100, expiration date 10/23/20, notional amount $(760,000)	(76)	(5,244)
Intuitive Surgical Strike price $600, expiration date 11/20/20, notional amount $(360,000)	(6)	(5,490)
Invesco QQQ Trust Series 1 ETF Strike price $219, expiration date 11/20/20, notional amount $(2,387,100)	(109)	(18,203)
Invesco QQQ Trust Series 1 ETF Strike price $245, expiration date 10/16/20, notional amount $(3,430,000)	(140)	(9,100)
Invesco QQQ Trust Series 1 ETF Strike price $258, expiration date 10/16/20, notional amount $(3,612,000)	(140)	(22,540)
iShares iBoxx $ Investment Grade Corporate Bond ETF Strike price $129, expiration date 10/16/20, notional amount $(35,204,100)	(2,729)	(38,206)
L3Harris Technologies Strike price $155, expiration date 12/18/20, notional amount $(759,500)	(49)	(26,460)
Lyondellbasell Industries Strike price $60, expiration date 12/18/20, notional amount $(240,000)	(40)	(9,000)
Mastercard Strike price $280, expiration date 1/15/21, notional amount $(756,000)	(27)	(18,765)
Mastercard Strike price $300, expiration date 1/15/21, notional amount $(1,110,000)	(37)	(41,440)
McDonald's Strike price $180, expiration date 12/18/20, notional amount $(756,000)	(42)	(7,560)
McDonald's Strike price $210, expiration date 12/18/20, notional amount $(294,000)	(14)	(10,500)
Merck & Co. Strike price $70, expiration date 12/18/20, notional amount $(539,000)	(77)	(5,852)
LVIP BlackRock Global Allocation Fund–27

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
	Number of Contracts	Value (U.S. $)
OPTIONS WRITTEN (continued)
Centrally Cleared (continued)
Put Options (continued)
Micron Technology Strike price $40, expiration date 11/20/20, notional amount $(320,000)	(80)	$ (5,010)
Microsoft Strike price $180, expiration date 12/18/20, notional amount $(756,000)	(42)	(15,960)
Microsoft Strike price $180, expiration date 1/15/21, notional amount $(1,080,000)	(60)	(30,600)
Microsoft Strike price $185, expiration date 11/20/20, notional amount $(777,000)	(42)	(13,650)
Microsoft Strike price $185, expiration date 2/19/21, notional amount $(1,091,500)	(59)	(46,905)
Microsoft Strike price $195, expiration date 10/16/20, notional amount $(1,072,500)	(55)	(5,060)
Morgan Stanley Strike price $44, expiration date 1/15/21, notional amount $(748,000)	(170)	(40,290)
Netflix Strike price $350, expiration date 11/20/20, notional amount $(490,000)	(14)	(3,766)
NVIDIA Strike price $380, expiration date 11/20/20, notional amount $(304,000)	(8)	(2,256)
NVIDIA Strike price $400, expiration date 11/20/20, notional amount $(520,000)	(13)	(6,045)
NVIDIA Strike price $420, expiration date 10/16/20, notional amount $(210,000)	(5)	(155)
NXP Strike price $110, expiration date 10/16/20, notional amount $(385,000)	(35)	(1,330)
PayPal Holdings Strike price $165, expiration date 10/16/20, notional amount $(330,000)	(20)	(600)
PPG Industries Strike price $100, expiration date 1/15/21, notional amount $(750,000)	(75)	(17,625)
Raytheon Technologies Strike price $50, expiration date 2/19/21, notional amount $(695,000)	(139)	(33,082)
Raytheon Technologies Strike price $55, expiration date 1/15/21, notional amount $(764,500)	(139)	(52,125)
ResMed Strike price $160, expiration date 1/15/21, notional amount $(288,000)	(18)	(15,300)
salesforce.com Strike price $210, expiration date 10/16/20, notional amount $(1,302,000)	(62)	(3,100)
Societe Generale Strike price EUR9.6, expiration date 12/18/20, notional amount EUR(76,800)	(80)	(4,671)
Southwest Airlines Strike price $35, expiration date 11/20/20, notional amount $(283,500)	(81)	(16,848)
SPDR S&P 500 ETF Trust Strike price $250, expiration date 12/31/20, notional amount $(1,725,000)	(69)	(12,696)
SPDR S&P 500 ETF Trust Strike price $270, expiration date 12/17/21, notional amount $(648,000)	(24)	(37,800)
SPDR S&P 500 ETF Trust Strike price $300, expiration date 10/16/20, notional amount $(2,580,000)	(86)	(5,332)
SPDR S&P 500 ETF Trust Strike price $300, expiration date 11/20/20, notional amount $(5,550,000)	(185)	(80,105)
SPDR S&P 500 ETF Trust Strike price $310, expiration date 10/16/20, notional amount $(1,426,000)	(46)	(5,842)
Starbucks Strike price $67.5, expiration date 1/15/21, notional amount $(756,000)	(112)	(14,112)
Starbucks Strike price $77.5, expiration date 11/20/20, notional amount $(589,000)	(76)	(12,160)
T-Mobile US Strike price $95, expiration date 11/20/20, notional amount $(1,805,000)	(190)	(20,710)
Unicredit Strike price EUR6, expiration date 12/18/20, notional amount EUR(117,000)	(39)	(5,373)
Union Pacific Strike price $165, expiration date 1/15/21, notional amount $(759,000)	(46)	(21,160)
Union Pacific Strike price $190, expiration date 10/16/20, notional amount $(152,000)	(8)	(1,608)
UnitedHealth Group Strike price $240, expiration date 12/18/20, notional amount $(672,000)	(28)	(7,868)
UnitedHealth Group Strike price $290, expiration date 10/30/20, notional amount $(551,000)	(19)	(8,113)
VanEck Vectors Semiconductor ETF Strike price $145, expiration date 1/15/21, notional amount $(362,500)	(25)	(9,938)
VanEck Vectors Semiconductor ETF Strike price $150, expiration date 1/15/21, notional amount $(405,000)	(27)	(13,635)
VanEck Vectors Semiconductor ETF Strike price $165, expiration date 11/20/20, notional amount $(445,500)	(27)	(15,552)
Visa Strike price $175, expiration date 12/18/20, notional amount $(1,242,500)	(71)	(26,199)
Visa Strike price $180, expiration date 11/20/20, notional amount $(1,278,000)	(71)	(23,075)
Vulcan Materials Strike price $110, expiration date 11/20/20, notional amount $(352,000)	(32)	(3,776)
Vulcan Materials Strike price $110, expiration date 2/19/21, notional amount $(352,000)	(32)	(12,960)
Walgreens Boots Alliance Strike price $37.5, expiration date 1/15/21, notional amount $(772,500)	(206)	(86,932)
Walmart Strike price $125, expiration date 10/16/20, notional amount $(400,000)	(32)	(288)
Walmart Strike price $130, expiration date 10/16/20, notional amount $(533,000)	(41)	(1,517)
Walmart Strike price $130, expiration date 11/20/20, notional amount $(949,000)	(73)	(19,053)
Walt Disney Strike price $100, expiration date 1/15/21, notional amount $(660,000)	(66)	(11,880)
Walt Disney Strike price $110, expiration date 1/15/21, notional amount $(1,012,000)	(92)	(33,120)
Walt Disney Strike price $120, expiration date 10/16/20, notional amount $(396,000)	(33)	(4,224)
Walt Disney Strike price $120, expiration date 11/20/20, notional amount $(396,000)	(33)	(15,840)
Zoetis Strike price $140, expiration date 1/15/21, notional amount $(210,000)	(15)	(3,825)
		(1,860,647)
Total Options Written (Premiums received $(7,124,559))		(6,392,099)
LVIP BlackRock Global Allocation Fund–28

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–3.09%	26,971,706
NET ASSETS APPLICABLE TO 76,075,777 SHARES OUTSTANDING–100.00%	$873,358,504

Δ Securities have been classified by country of origin.
† Non-income producing.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
@ PIK. 100% of the income received was in the form of additional par.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2020. Rate will reset at a future date.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
φ Step coupon bond. Coupon increases/decreases periodically based on predetermined schedule. Stated rate in effect at September 30, 2020.
^ Zero coupon security.
× Fully or partially pledged as collateral for derivatives.
≠ The rate shown is the effective yield at the time of purchase.
π Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At September 30, 2020, the aggregate value of restricted securities was $3,444,807, which represented 0.39% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

Restricted Securities
Investment	Date of Acquisition/In-kind Transfer	Cost	Value
Grand Rounds Series C	4/29/2019	$512,329	$679,621
Grand Rounds Series D	4/29/2019	310,493	413,136
Jawbone Health Hub	4/29/2019	—	—
Lookout	4/29/2019	80	41,978
Lookout Series F	4/29/2019	534,416	1,066,960
Quintis Pty	4/29/2019	532,104	1,243,112
Total		$1,889,422	$3,444,807

The following foreign currency exchange contracts, futures contracts and swap contracts were outstanding at September 30, 2020:
Foreign Currency Exchange Contracts
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	CNH	19,241,000	USD	(2,840,629)	11/5/20	$—	$(11,666)
BCLY	EUR	1,119,275	USD	(1,326,890)	11/12/20	—	(13,430)
BCLY	EUR	392,179	USD	(465,928)	12/4/20	—	(5,476)
BCLY	EUR	1,114,638	USD	(1,308,610)	12/17/20	635	—
BCLY	EUR	2,675,279	USD	(3,127,681)	1/8/21	16,582	—
LVIP BlackRock Global Allocation Fund–29

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
BCLY	GBP	5,412,000	USD	(6,896,620)	10/22/20	$87,566	$—
BCLY	INR	(125,220,000)	USD	1,683,766	1/8/21	—	(304)
BCLY	MYR	10,014,000	USD	(2,386,559)	11/17/20	20,854	—
BNP	BRL	1,938,798	USD	(350,084)	11/16/20	—	(5,302)
BNP	EUR	1,816,000	USD	(2,172,527)	12/3/20	—	(40,458)
BNP	EUR	1,094,000	USD	(1,297,039)	12/4/20	—	(12,589)
BNP	JPY	(25,623,000)	USD	241,010	11/6/20	—	(2,041)
BNP	JPY	(26,852,000)	USD	253,915	11/12/20	—	(812)
BNP	JPY	860,436,907	USD	(8,220,220)	12/30/20	—	(49,729)
BNP	MXN	(15,348,894)	USD	685,521	11/5/20	—	(5,702)
BNP	RUB	209,989,000	USD	(2,850,400)	11/16/20	—	(158,919)
BNP	RUB	(209,989,000)	USD	2,840,799	11/16/20	149,318	—
BNP	ZAR	36,645,000	USD	(2,164,118)	10/1/20	23,367	—
BOA	AUD	(3,393,000)	USD	2,340,016	10/1/20	—	(90,224)
BOA	EUR	(6,380,916)	USD	7,630,274	11/19/20	141,235	—
BOA	INR	(137,022,000)	USD	1,853,277	12/8/20	4,227	—
BOA	NOK	194,000	USD	(21,522)	12/11/20	—	(720)
BOA	ZAR	(41,617,853)	USD	2,405,517	11/13/20	—	(66,231)
CITI	CNH	(19,241,000)	USD	2,756,037	11/5/20	—	(72,925)
CITI	EUR	(2,255,228)	USD	2,675,576	11/13/20	29,030	—
CITI	EUR	1,140,625	USD	(1,359,333)	12/4/20	—	(20,141)
CITI	GBP	702,000	USD	(922,368)	11/5/20	—	(16,376)
CITI	GBP	1,380,000	USD	(1,778,428)	12/17/20	3,201	—
CITI	MXN	47,000,000	USD	(2,036,395)	11/5/20	80,206	—
CSI	EUR	(2,155,000)	USD	2,528,882	1/8/21	—	(3,896)
CSI	JPY	265,368,208	USD	(2,528,882)	1/8/21	—	(8,753)
DB	GBP	(135,000)	USD	173,484	10/1/20	—	(714)
DB	KRW	3,123,189,000	USD	(2,638,988)	11/16/20	39,602	—
GSI	CAD	(1,523,000)	USD	1,136,067	10/1/20	—	(7,717)
GSI	CAD	1,523,000	USD	(1,136,705)	1/14/21	7,690	—
GSI	JPY	440,521,000	USD	(4,102,086)	10/8/20	75,211	—
HSBC	AUD	(5,026,000)	USD	3,564,369	10/22/20	—	(35,684)
HSBC	EUR	3,032,316	USD	(3,472,840)	10/9/20	83,066	—
HSBC	GBP	675,000	USD	(860,488)	12/29/20	11,107	—
HSBC	HKD	(32,602,000)	USD	4,205,787	11/5/20	—	(294)
HSBC	HKD	(32,859,000)	USD	4,239,379	11/6/20	153	—
HSBC	INR	(62,671,000)	USD	847,839	12/8/20	2,122	—
JPMC	CAD	1,548,000	USD	(1,136,942)	10/1/20	25,617	—
JPMC	CAD	(25,000)	USD	18,648	10/1/20	—	(127)
JPMC	CAD	5,559,400	USD	(4,177,609)	12/17/20	—	(905)
JPMC	CHF	1,853,000	USD	(2,028,807)	11/6/20	—	(14,908)
JPMC	EUR	1,215,000	USD	(1,445,689)	11/5/20	—	(20,104)
JPMC	EUR	4,374,000	USD	(5,176,088)	11/13/20	—	(43,129)
JPMC	EUR	(6,010,405)	USD	7,133,218	11/19/20	79,033	—
JPMC	EUR	1,080,000	USD	(1,276,180)	12/10/20	—	(7,915)
JPMC	EUR	(3,105,000)	USD	3,676,619	12/17/20	29,509	—
JPMC	GBP	3,609,000	USD	(4,465,701)	10/1/20	191,190	—
JPMC	GBP	(3,474,000)	USD	4,464,298	10/1/20	—	(18,395)
JPMC	GBP	2,253,000	USD	(2,830,008)	10/8/20	77,255	—
JPMC	GBP	1,682,543	USD	(2,163,077)	12/17/20	9,145	—
JPMC	GBP	3,474,000	USD	(4,467,958)	1/14/21	18,166	—
JPMC	JPY	650,250,000	USD	(6,184,427)	10/29/20	—	(16,847)
JPMC	JPY	(23,425,000)	USD	221,371	10/29/20	—	(814)
JPMC	JPY	650,967,000	USD	(6,139,375)	11/5/20	35,420	—
JPMC	JPY	756,750,000	USD	(7,145,845)	11/12/20	32,920	—
JPMC	JPY	233,400,000	USD	(2,200,046)	12/3/20	14,678	—
JPMC	JPY	515,900,000	USD	(4,869,312)	12/10/20	26,950	—
JPMC	JPY	159,973,772	USD	(1,513,542)	12/17/20	5,006	—
JPMC	MXN	36,966,000	USD	(1,646,886)	11/19/20	15,241	—
JPMC	NOK	7,859,000	USD	(871,582)	12/11/20	—	(28,870)
LVIP BlackRock Global Allocation Fund–30

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Foreign Currency Exchange Contracts (continued)
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMC	ZAR	(36,645,000)	USD	2,097,704	10/1/20	$—	$(89,780)
MSC	AUD	3,393,000	USD	(2,414,459)	10/1/20	15,782	—
MSC	AUD	(1,826,000)	USD	1,305,899	10/23/20	—	(2,042)
MSC	AUD	(1,835,276)	USD	1,306,448	10/29/20	—	(8,156)
MSC	EUR	3,032,316	USD	(3,472,630)	10/15/20	83,735	—
MSC	EUR	1,115,336	USD	(1,306,448)	10/29/20	2,035	—
MSC	EUR	(3,691,000)	USD	4,347,883	10/30/20	17,602	—
MSC	JPY	456,919,003	USD	(4,347,883)	10/30/20	—	(13,984)
UBS	CNH	(11,116,000)	USD	1,592,277	11/5/20	—	(42,085)
UBS	JPY	838,100,000	USD	(7,881,339)	11/6/20	68,609	—
Total Foreign Currency Exchange Contracts						$1,523,065	$(938,164)
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contracts:
27	Australia 10 yr Bonds	$2,889,069	$2,867,834	12/15/20	$21,235	$—
62	Euro-BTP	10,727,869	10,548,859	12/8/20	179,010	—
(5)	Euro-Bund	(1,023,080)	(1,019,328)	12/8/20	—	(3,752)
41	Euro-O.A.T.	8,102,273	8,053,722	12/8/20	48,551	—
303	U.S. Treasury 10 yr Notes	42,277,969	42,160,130	12/21/20	117,838	—
197	U.S. Treasury 10 yr Ultra Notes	31,504,609	31,381,508	12/21/20	123,101	—
(295)	U.S. Treasury 2 yr Notes	(65,183,477)	(65,144,246)	12/31/20	—	(39,231)
(274)	U.S. Treasury 5 yr Notes	(34,532,562)	(34,518,935)	12/31/20	—	(13,627)
(3)	U.S. Treasury Long Bonds	(528,844)	(530,701)	12/21/20	1,857	—
23	U.S. Treasury Ultra Bonds	5,101,688	5,134,298	12/21/20	—	(32,610)
					491,592	(89,220)
Equity Contracts:
4	DAX Index	1,498,274	1,543,120	12/18/20	—	(44,846)
24	E-mini MSCI Emerging Markets Index	1,306,200	1,320,000	12/18/20	—	(13,800)
(35)	E-mini NASDAQ 100	(7,985,075)	(7,716,073)	12/18/20	—	(269,002)
27	E-mini Russell 2000 Index	2,030,940	2,010,580	12/18/20	20,360	—
(325)	E-mini S&P 500 Index	(54,470,000)	(54,013,541)	12/18/20	—	(456,459)
147	Euro STOXX 50 Index	5,504,863	5,727,492	12/18/20	—	(222,629)
17	FTSE 100 Index	1,281,388	1,315,937	12/18/20	—	(34,549)
8	FTSE/MIB Index	889,420	926,249	12/18/20	—	(36,828)
(2)	Yen Denominated Nikkei 225 Index	(220,595)	(216,125)	12/10/20	—	(4,470)
					20,360	(1,082,583)
Total Futures Contracts					$511,952	$(1,171,803)
LVIP BlackRock Global Allocation Fund–31

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Credit Default Swap (CDS) Contracts
Reference Obligation/ Payment Frequency	Notional Amount[2]	Annual Protection Payments	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
Protection Purchased
CDX.NA.IG.33- Quarterly[3]	34,561,915	1.00%	12/20/24	$(289,422)	$(679,030)	$389,608	$—
ITRAXX.XO.32- Quarterly[4]	EUR 22,242	5.00%	12/20/24	(1,568)	(1,532)	—	(36)
ITRAXX.XO.33- Quarterly[4]	EUR 49,106	5.00%	6/20/25	(3,351)	(3,271)	—	(80)
ITRAXX.XO.33- Quarterly[4]	EUR 3,091,221	5.00%	12/20/25	263,840	236,855	26,985	—
					(446,978)	416,593	(116)
Protection Sold
CDX.NA.HY.34- Quarterly[5]	44,682	5.00%	6/20/25	(2,236)	1,769	—	(4,004)
Swap Contracts
Interest Rate Swap (IRS) Contracts
Reference Obligation/ Payment Frequency (Fixed Rate/Floating Rate)	Notional Amount[2]	Fixed Interest Rate Paid (Received)	Floating Interest Rate Paid (Received)	Termination Date	Value	Upfront Payments Paid (Received)	Unrealized Appreciation[1]	Unrealized Depreciation[1]
Centrally Cleared:
2 yr IRS-(Semiannual)	CAD 26,623,112	(1.91%)	0.56%[6]	7/9/21	$277,819	$130	$277,689	$—
10 yr IRS-(Semiannual/Quarterly)	1,972,000	0.69%	(0.22%)[7]	6/23/30	(1,133)	34	—	(1,167)
10 yr IRS-(Semiannual/Quarterly)	4,443,151	(1.08%)	0.27%[7]	8/17/30	162,845	79	162,766	—
10 yr IRS-(Semiannual/Quarterly)	2,136,495	(0.64%)	0.25%[7]	8/21/30	(14,635)	38	—	(14,673)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	0.71%	(0.23%)[7]	9/25/30	1,102	23	1,079	—
10 yr IRS-(Semiannual/Quarterly)	988,000	0.76%	(0.22%)[7]	9/29/30	(4,312)	18	—	(4,330)
10 yr IRS-(Semiannual/Quarterly)	808,365	(0.68%)	0.25%[7]	9/14/30	(3,279)	14	—	(3,293)
10 yr IRS-(Semiannual/Quarterly)	1,236,000	(0.66%)	0.23%[7]	9/25/30	(7,129)	22	—	(7,151)
10 yr IRS-(Semiannual/Quarterly)	988,000	(0.69%)	0.22%[7]	9/29/30	(2,600)	18	—	(2,618)
2 yr IRS-(Semiannual/Quarterly)	39,683,220	1.06%	(0.22%)[7]	3/27/22	(687,032)	408	—	(687,440)
2 yr IRS-(Semiannual/Quarterly)	22,182,766	0.88%	(0.27%)[7]	8/17/22	(294,035)	288	—	(294,323)
30 yr IRS-(Semiannual/Quarterly)	1,464,000	0.89%	(0.23%)[7]	7/2/50	90,499	35	90,464	—
30 yr IRS-(Semiannual/Quarterly)	958,135	0.88%	(0.27%)[7]	7/21/50	62,120	24	62,096	—
30 yr IRS-(Semiannual/Quarterly)	1,169,000	(0.97%)	0.23%[7]	10/28/50	(48,805)	29	—	(48,834)
30 yr IRS-(Semiannual/Quarterly)	489,000	(1.08%)	0.22%[7]	9/28/50	(5,721)	12	—	(5,733)
30 yr IRS-(Semiannual/Quarterly)	2,084,599	(1.08%)	0.22%[7]	9/28/50	(27,164)	52	—	(27,216)
4 yr IRS-(Semiannual/Quarterly)	8,141,276	0.53%	(0.23%)[7]	6/6/24	(31,902)	103	—	(32,005)
5 yr IRS-(Semiannual/Quarterly)	15,946,713	1.60%	(0.26%)[7]	1/24/25	(925,923)	400	—	(926,323)
5 yr IRS-(Semiannual/Quarterly)	6,209,000	0.35%	(0.25%)[7]	8/27/25	(700)	93	—	(793)
Total IRS Contracts						$1,820	$594,094	$(2,055,899)
LVIP BlackRock Global Allocation Fund–32

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Total Return Swap (TRS) Contracts
Counterparty/ Swap Obligation	Notional Amount[2]	Floating Interest Rate Paid	Termination Date	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
GSI- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	253,088	1.00%	12/18/20	$(8,713)	$—	$(8,713)
BNP- Receive amounts based on S&P 500 and pay variable yearly payments based on LIBOR12M.	318,150	1.00%	12/17/21	(45,150)	—	(45,150)
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	1,670,561	0.36%	1/24/21	673,748	673,748	—
GSI- Receive amounts based on Royal Dutch Shell and pay variable yearly payments based on LIBOR03M.	1,317,723	0.17%	1/22/21	98,661	98,661	—
Total TRS Contracts					$772,409	$(53,863)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities
Australia
JPM - Ramsay Health Care - Monthly	(836)	0.10%	10/8/2020	(41,382)	$(259)	$—	$(259)
JPM - Scentre Group - Monthly	(18,635)	0.78%	10/8/2020	(30,250)	560	560	—
JPM - Sydney Airport - Monthly	(4,003)	0.35%	10/8/2020	(17,780)	(746)	—	(746)
JPM - Transurban Group - Monthly	(2,335)	0.10%	10/8/2020	(23,817)	(42)	—	(42)
Brazil
JPM - Hapvida Participacoes E Investimentos - Monthly	(2,036)	0.35%	10/8/2020	(25,585)	3,027	3,027	—
JPM - Lojas Americanas - Monthly	(1,170)	0.26%	10/8/2020	(6,762)	898	898	—
JPM - Magazine Luiza - Monthly	(1,201)	0.25%	10/8/2020	(19,795)	714	714	—
JPM - Suzano - Monthly	(2,530)	0.02%	10/8/2020	(23,832)	1,721	1,721	—
Canada
JPM - Canadian National Railway - Monthly	(79)	0.17%	10/8/2020	(15,917)	(327)	—	(327)
JPM - Intact Financial - Monthly	(55)	0.17%	10/8/2020	(5,857)	(14)	—	(14)
JPM - National Bank Of Canada - Monthly	(352)	0.17%	10/8/2020	(19,116)	1,686	1,686	—
Denmark
CITI - Orsted - Monthly	(171)	0.10%	10/22/2020	(23,130)	(452)	—	(452)
Finland
CITI - Kone - Monthly	(68)	0.10%	10/22/2020	(5,841)	(131)	—	(131)
France
CITI - Airbus - Monthly	(198)	0.10%	10/22/2020	(14,455)	93	93	—
CITI - Bouygues - Monthly	(677)	0.10%	10/22/2020	(23,710)	312	312	—
JPM - Electricite de France - Monthly	(344)	0.20%	10/8/2020	(3,474)	(161)	—	(161)
CITI - Hermes International - Monthly	(19)	0.10%	10/22/2020	(21,128)	(309)	—	(309)
CITI - L'Oreal - Monthly	(13)	0.10%	10/22/2020	(4,168)	(63)	—	(63)
Germany
JPM - Knorr Bremse - Monthly	(72)	0.20%	10/8/2020	(17,624)	715	715	—
Hong Kong
JPM - Aluminum of China - Monthly	(36,000)	0.15%	10/8/2020	(8,779)	1,354	1,354	—
CITI - China Communications Services - Monthly	(16,000)	0.10%	10/22/2020	(9,889)	443	443	—
CITI - China Conch Venture Holdings - Monthly	(6,000)	0.10%	10/22/2020	(28,562)	649	649	—
CITI - China Eastern Airlines - Monthly	(34,000)	0.10%	10/22/2020	(14,784)	158	158	—
CITI - China Evergrande Group - Monthly	(4,000)	0.10%	10/22/2020	(8,258)	(2,008)	—	(2,008)
JPM - China Gas Holdings - Monthly	(2,000)	0.15%	10/8/2020	(5,780)	57	57	—
LVIP BlackRock Global Allocation Fund–33

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
Hong Kong (continued)
JPM - China Jinmao Holdings Group - Monthly	(24,000)	0.15%	10/8/2020	(17,414)	$1,563	$1,563	$—
CITI - China Literature - Monthly	(3,400)	0.10%	10/22/2020	(26,037)	395	395	—
CITI - China Molybdenum - Monthly	(33,000)	0.10%	10/22/2020	(13,029)	1,246	1,246	—
CITI - China Resources Gas Group - Monthly	(4,000)	0.10%	10/22/2020	(18,141)	182	182	—
CITI - China Resources Land - Monthly	(2,000)	0.10%	10/22/2020	(9,148)	26	26	—
JPM - China Southern Airlines - Monthly	(54,000)	0.15%	10/8/2020	(32,259)	2,945	2,945	—
CITI - COSCO SHIPPING Holdings - Monthly	(19,000)	0.10%	10/22/2020	(8,727)	(646)	—	(646)
CITI - Galaxy Entertainment Group - Monthly	(1,000)	0.10%	10/22/2020	(6,864)	104	104	—
JPM - Geely Automobile Holdings - Monthly	(7,000)	0.15%	10/8/2020	(14,758)	716	716	—
JPM - Great Wall Motor - Monthly	(5,000)	0.18%	10/8/2020	(6,061)	(317)	—	(317)
JPM - Link - Monthly	(2,300)	0.15%	10/8/2020	(18,602)	(245)	—	(245)
CITI - Longfor Group Holdings - Monthly	(7,500)	0.10%	10/22/2020	(42,335)	(162)	—	(162)
CITI - Ping An Healthcare and Technology - Monthly	(500)	0.10%	10/22/2020	(7,135)	684	684	—
CITI - Semiconductor Manufacturing - Monthly	(11,500)	0.10%	10/22/2020	(30,344)	3,421	3,421	—
CITI - Shanghai Fosun Pharmaceutical Group - Monthly	(6,000)	0.10%	10/22/2020	(24,386)	(732)	—	(732)
JPM - Shenzhou International Group Holdings - Monthly	(800)	0.15%	10/8/2020	(12,830)	(793)	—	(793)
CITI - Shimao Property Holdings - Monthly	(2,500)	0.10%	10/22/2020	(10,435)	5	5	—
CITI - Sino Biopharmaceutical - Monthly	(17,500)	0.10%	10/22/2020	(19,599)	436	436	—
CITI - Travelsky Technology - Monthly	(3,000)	0.10%	10/22/2020	(6,444)	(4)	—	(4)
JPM - Tsingtao Brewery - Monthly	(2,000)	0.15%	10/8/2020	(16,322)	(44)	—	(44)
CITI - Wharf Real Estate - Monthly	(4,000)	0.10%	10/22/2020	(16,154)	(242)	—	(242)
CITI - Xiaomi - Monthly	(14,000)	0.10%	10/22/2020	(36,941)	(958)	—	(958)
Italy
CITI - Atlantia - Monthly	(993)	0.10%	10/22/2020	(15,428)	(126)	—	(126)
CITI - Leonardo - Monthly	(338,608)	0.10%	10/22/2020	1,971,879	6,149	6,149	—
Japan
CITI - Ana Holdings - Monthly	(400)	0.15%	10/22/2020	(10,607)	1,361	1,361	—
JPM - Fast Retailing - Monthly	(100)	0.10%	10/8/2020	(63,267)	463	463	—
JPM - Kintetsu Group Holdings - Monthly	(100)	0.10%	10/8/2020	(4,418)	153	153	—
JPM - Nippon Paint Holdings - Monthly	(300)	0.10%	10/8/2020	(25,518)	(5,347)	—	(5,347)
CITI - Oriental Land - Monthly	(100)	0.15%	10/22/2020	(14,412)	396	396	—
JPM - ORIX - Monthly	(700)	0.60%	10/8/2020	(9,153)	415	415	—
JPM - Softbank Group - Monthly	(300)	0.18%	10/8/2020	(16,499)	(2,052)	—	(2,052)
CITI - Z Holdings - Monthly	(1,600)	0.15%	10/22/2020	(13,145)	(165)	—	(165)
Norway
CITI - Equinor - Monthly	(1,633)	0.10%	10/22/2020	(24,751)	1,687	1,687	—
Poland
CITI - Polskie Gornictwo Naftowe - Monthly	(5,992)	0.10%	10/22/2020	(7,238)	(599)	—	(599)
Republic of Korea
JPM - Amorepacific Group - Monthly	(40)	0.20%	10/8/2020	(1,138)	(2)	—	(2)
CITI - Celltrion Healthcare - Monthly	(288)	0.10%	10/22/2020	(22,420)	817	817	—
CITI - Korea Shipbuilding & Offshore Engineering - Monthly	(238)	0.10%	10/22/2020	(16,832)	47	47	—
JPM - Samsung C&T - Monthly	(147)	0.42%	10/8/2020	(13,752)	560	560	—
South Africa
JPM - Capitec Bank Holdings - Monthly	(261)	0.47%	10/8/2020	(14,090)	(2,053)	—	(2,053)
JPM - Shoprite Holdings - Monthly	(1,270)	0.42%	10/8/2020	(9,693)	(712)	—	(712)
JPM - Vodacom Group - Monthly	(2,264)	0.50%	10/8/2020	(17,086)	414	414	—
Spain
JPM - Aena Sme - Monthly	(93)	0.20%	10/8/2020	(13,731)	780	780	—
CITI - Caixabank - Monthly	(14,839)	0.10%	10/22/2020	(33,857)	2,350	2,350	—
JPM - Ferrovial - Monthly	(407)	0.20%	10/8/2020	(10,815)	927	927	—
CITI - Industria De Diseno - Monthly	(9,791)	0.10%	10/22/2020	(274,487)	3,579	3,579	—
Sweden
CITI - Investor - Monthly	(169)	0.10%	10/22/2020	(10,733)	(314)	—	(314)
CITI - Swedbank - Monthly	(881)	0.10%	10/22/2020	(13,706)	(95)	—	(95)
Switzerland
JPM - Schindler Holding - Monthly	(13)	0.20%	10/8/2020	(3,592)	34	34	—
JPM - Swisscom - Monthly	(51)	0.20%	10/8/2020	(27,807)	721	721	—
Taiwan
CITI - E.Sun Financial Holding - Monthly	(11,000)	0.15%	10/22/2020	(9,709)	(88)	—	(88)
JPM - Mega Financial Holding - Monthly	(5,000)	0.35%	10/8/2020	(4,919)	93	93	—
LVIP BlackRock Global Allocation Fund–34

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Swap Contracts
Contracts For Difference (CFD) Swap Contracts (continued)
Counterparty/ Reference Entity/ Payment Frequency	Number of Contracts	Financing Rate[8]	Termination Date[9]	Notional Amount[2]	Value	Unrealized Appreciation	Unrealized Depreciation
Over-The-Counter:
Short Equities (continued)
United Kingdom
CITI - British American Tobacco - Monthly	(183)	0.10%	10/22/2020	(6,578)	$1	$1	$—
CITI - Prudential - Monthly	(634)	0.10%	10/22/2020	(8,664)	(450)	—	(450)
JPM - Tesco - Monthly	(5,941)	0.20%	10/8/2020	(26,494)	726	726	—
United States
JPM - AmerisourceBergen - Monthly	(71)	0.10%	10/8/2020	(8,296)	(111)	—	(111)
CITI - Boeing - Monthly	(251)	0.15%	10/22/2020	(39,584)	(1,896)	—	(1,896)
JPM - Credicorp - Monthly	(179)	0.10%	10/8/2020	(22,859)	664	664	—
JPM - Dominion Energy - Monthly	(539)	0.10%	10/8/2020	(42,150)	(394)	—	(393)
CITI - Eversource Energy - Monthly	(209)	0.15%	10/22/2020	(16,507)	(955)	—	(955)
JPM - Fox - Monthly	(754)	0.10%	10/8/2020	(23,924)	(106)	—	(106)
JPM - Fox - Monthly	(802)	0.10%	10/8/2020	(24,555)	(104)	—	(104)
CITI - GSX Techedu - Monthly	(74)	0.15%	10/22/2020	(7,687)	1,019	1,019	—
CITI - Honeywell International - Monthly	(87)	0.15%	10/22/2020	(14,153)	(168)	—	(168)
JPM - Hormel Foods - Monthly	(411)	0.10%	10/8/2020	(20,653)	559	559	—
JPM - iQIYI - Monthly	(1,438)	0.10%	10/8/2020	(32,986)	(1,927)	—	(1,927)
CITI - Keurig Dr Pepper - Monthly	(492)	0.15%	10/22/2020	(13,702)	123	123	—
JPM - Marathon Petroleum - Monthly	(587)	0.10%	10/8/2020	(18,978)	1,755	1,755	—
CITI - Marriott International - Monthly	(99)	0.15%	10/22/2020	(9,455)	289	289	—
JPM - NIO - Monthly	(279)	0.10%	10/8/2020	(5,200)	(720)	—	(720)
CITI - Progressive - Monthly	(294)	0.15%	10/22/2020	(27,754)	(79)	—	(79)
JPM - Roper Technologies - Monthly	(110)	0.10%	10/8/2020	(49,638)	(128)	—	(128)
JPM - Ross Stores - Monthly	(323)	0.10%	10/8/2020	(43,426)	87	87	—
CITI - Simon Property Group - Monthly	(180)	0.15%	10/22/2020	(11,742)	100	100	—
JPM - Trane Technologies - Monthly	(35)	0.10%	10/8/2020	(4,067)	(177)	—	(177)
JPM - Twitter Incusd - Monthly	(125)	0.10%	10/8/2020	(5,496)	(66)	—	(66)
JPM - Welltower - Monthly	(225)	0.10%	10/8/2020	(13,511)	1,116	1,116	—
JPM - Xcel Energy - Monthly	(382)	0.10%	10/8/2020	(26,400)	38	38	—
Total Short Equities						$51,533	$(27,488)
Total CFD Swap Contracts						$51,533	$(27,488)
The use of foreign currency exchange contracts, futures contracts and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the consolidated financial statements. The foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures and centrally cleared swap contracts from the date the contracts were opened through September 30, 2020.
[2] Notional amount shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3] Markit’s North America Investment Grade Index, or CDX.NA.IG Index, is composed of 125 of the most liquid North American entities with investment grade credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[4] The Markit iTraxx Crossover Index, or ITRAXX.XO Index comprises the 75 most liquid sub-investment grade entities. Constituents for the index can be found at www.markit.com/Documentation.
[5] Markit’s North American High Yield CDX Index, or the CDX.NA.HY Index, is composed of 100 of the most liquid North American entities with high yield credit ratings that trade in the CDS market. Constituents for the index can be found at www.markit.com/Documentation.
[6] Rate resets based on CDOR03M.
[7] Rate resets based on LIBOR03M.
[8] Financing Rates are based on multiple financing rate benchmarks. The Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread in a range of 30-150 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The specified benchmarks used in determining the variable rate of interest are the 1 Week USD-LIBOR, 1-Month USD-LIBOR and Federal Funds Rate.
[9] Date reflected is the next payment date. Contracts have an open-ended maturity date.

LVIP BlackRock Global Allocation Fund–35

LVIP BlackRock Global Allocation Fund
Consolidated Schedule of Investments (continued)
Summary of Abbreviations:
ADR–American Depositary Receipt
AUD–Australian Dollar
BCLY–Barclays Bank
BNP–BNP Paribas
BOA–Bank of America
BRL–Brazilian Real
BTP–Buoni del Tesoro Poliennali
CAD–Canadian Dollar
CDOR03M–Canadian Bankers' Acceptance Rate 3 Month
CDX.NA.HY–Credit Default Swap Index North America High Yield
CHF–Swiss Franc
CITI–Citigroup Global Markets
CNH–Chinese Yuan Renminbi
CSI–Credit Suisse International
CVA–Dutch Certificate
DAX–Deutscher Aktien Index
DB–Deutsche Bank
ETF–Exchange-Traded Fund
EUR–Euro
EURIBOR03M–Euro InterBank Offered Rate EUR 3 Month
FTSE–Financial Times Stock Exchange
GBP–British Pound Sterling
GS–Goldman Sachs
GSI–Goldman Sachs International
HKD–Hong Kong Dollar
HSBC–Hong Kong and Shanghai Banking Corporation
INR–Indian Rupee
IRS–Interest Rate Swap
JPM–JPMorgan
JPMC–JPMorgan Chase
JPY–Japanese Yen
KRW–South Korean Won
LIBOR–London Interbank Offered Rate
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR12M–Intercontinental Exchange London Interbank Offered Rate USD 12 Month
LNG–Liquefied Natural Gas
MDGH-GMTN–Mamoura Diversified Global Holding - Global Medium Term Note
MIB–Milano Indice di Borsa
MSC–Morgan Stanley & Co.
MSCI–Morgan Stanley Capital International
MXN–Mexican Peso
MYR–Malaysian Ringgit
NOK–Norwegian Krone
NSI–Nomura Securities International
NZD–New Zealand Dollar
O.A.T.–Obligations Assimilables du Trésor (French Treasury Bond)
PIK–Payment-in-kind
RUB–Russian Rouble
S&P–Standard & Poor’s
SOC–Societe Generale
SPDR–Standard & Poor’s Depositary Receipt
USD–United States Dollar
yr–Year
ZAR–South African Rand
See accompanying notes.
LVIP BlackRock Global Allocation Fund–36

LVIP BlackRock Global Allocation Fund
Consolidated Notes
September 30, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP BlackRock Global Allocation Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
LVIP BlackRock Global Allocation Fund Cayman, Ltd. is a wholly-owned subsidiary (the "Subsidiary") of the Fund formed in the Cayman Islands. The Subsidiary may also hold cash and invest in other instruments, including fixed-income securities, either as investments or to serve as margin or collateral for the Subsidiary’s derivative positions. The Subsidiary (unlike the Fund) may invest without limitation in commodity-related instruments. The Subsidiary is not registered under the 1940 Act and not subject to all the investor protections of the 1940 Act.
The Fund consolidates its investment in the Subsidiary in this consolidated schedule of investments. The Fund may invest up to 25% of its total assets in the shares of the Subsidiary. Accordingly, the consolidated schedule of investments include the assets and liabilities and the results of operations of the Subsidiary. All material intercompany balances and transactions have been eliminated. As of September 30, 2020, the net assets of the Subsidiary were $24,687,578, which represented 2.83% of the Fund's net assets.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value.
 Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”). Restricted securities are valued at fair value using methods approved by the Board.   Futures contracts are valued at the daily quoted settlement prices.   Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Non exchange-traded options are valued at the last reported sale price.   Other debt securities, credit default swap (“CDS”) contracts, total return swap contracts, interest rate swap contracts, interest rate swap option contracts (swaptions) and contracts for difference ("CFD") are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
LVIP BlackRock Global Allocation Fund–37

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Argentina	$195,242	$—	$—	$195,242
Australia	377,578	531,781	1,243,112	2,152,471
Brazil	359,965	—	—	359,965
Canada	6,731,647	—	—	6,731,647
Chile	24,902	—	—	24,902
China	5,386,453	13,747,475	—	19,133,928
Denmark	—	1,061,472	—	1,061,472
Finland	—	2,603,471	—	2,603,471
France	—	20,459,636	—	20,459,636
Germany	—	17,393,387	—	17,393,387
Greenland	—	482,221	—	482,221
Hong Kong	—	7,436,697	—	7,436,697
India	—	4,259,530	—	4,259,530
Indonesia	—	233,104	—	233,104
Italy	—	14,016,928	—	14,016,928
Japan	—	19,164,916	—	19,164,916
Mexico	40,852	—	—	40,852
Netherlands	3,497,176	20,351,356	—	23,848,532
Poland	—	9,174	—	9,174
Portugal	—	164,502	—	164,502
Republic of Korea	—	2,207,479	—	2,207,479
Singapore	—	2,273,781	—	2,273,781
South Africa	—	66,573	—	66,573
Spain	—	3,027,150	—	3,027,150
Sweden	—	6,570,645	—	6,570,645
Switzerland	1,209,360	10,553,506	—	11,762,866
Taiwan	—	9,705,270	—	9,705,270
Thailand	180,781	233,125	—	413,906
Turkey	—	32,757	—	32,757
United Arab Emirates	—	—	—*	0
United Kingdom	2,406	10,904,539	—	10,906,945
United States	359,594,205	—	41,978*	359,636,183
Convertible Preferred Stocks	3,734,480	—	2,159,717	5,894,197
Preferred Stocks
Brazil	161,514	—	—	161,514
Germany	—	13,355	—	13,355
United States	1,321,257	—	—	1,321,257
Convertible Bonds	—	584,730	—	584,730
LVIP BlackRock Global Allocation Fund–38

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds
Australia	$—	$44,938	$3,923,910	$3,968,848
Brazil	—	656,815	—	656,815
Canada	—	895,658	—	895,658
Cayman Islands	—	80,523	—	80,523
Chile	—	667,819	—	667,819
Colombia	—	249,080	—	249,080
France	—	426,008	—	426,008
Greece	—	645,064	—	645,064
Indonesia	—	228,524	—	228,524
Israel	—	119,369	—	119,369
Italy	—	233,151	—	233,151
Mexico	—	438,380	—	438,380
Peru	—	206,700	—	206,700
Republic of Korea	—	41,350	—	41,350
Saudi Arabia	—	229,897	—	229,897
Spain	—	427,719	—	427,719
Switzerland	—	479,762	—	479,762
United Arab Emirates	—	348,330	—	348,330
United Kingdom	—	1,543,453	—	1,543,453
United States	—	45,386,108	—	45,386,108
Loan Agreements	—	7,783,895	—	7,783,895
Non-Agency Asset-Backed Securities	—	2,326,344	—	2,326,344
Non-Agency Collateralized Mortgage Obligation	—	101,226	—	101,226
Non-Agency Commercial Mortgage-Backed Securities	—	5,099,654	—	5,099,654
Sovereign Bonds	—	69,592,886	—	69,592,886
U.S. Treasury Obligations	—	84,749,106	—	84,749,106
Agency Commercial Mortgage-Backed Security	—	100,785	—	100,785
Exchange-Traded Funds	56,387,198	—	—	56,387,198
Money Market Fund	1,449,606	—	—	1,449,606
Short-Term Investments	—	6,997,219	—	6,997,219
Options Purchased	6,892,753	2,157,254	—	9,050,007
Total Investments	$447,547,375	$400,345,577	$7,368,717	$855,261,669
Liabilities:
Common Stocks Sold Short	$(1,376,780)	$(1,105,992)	$—	(2,482,772)
Total Investments	$(1,376,780)	$(1,105,992)	$—	$(2,482,772)
Derivatives:

Assets:
Foreign Currency Exchange Contracts	$—	$1,523,065	$—	$1,523,065
Futures Contracts	$511,952	$—	$—	$511,952
Swap Contracts	$—	$1,834,629	$—	$1,834,629
Liabilities:
Foreign Currency Exchange Contracts	$—	$(938,164)	$—	$(938,164)
Futures Contracts	$(1,171,803)	$—	$—	$(1,171,803)
Options Written	$(4,479,494)	$(1,912,605)	$—	$(6,392,099)
Swap Contracts	$—	$(2,141,370)	$—	$(2,141,370)

*	Includes securities that have been valued at zero on the "Schedule of Investments" that are considered to be Level 3 investments in this table.
As a result of utilizing international fair value pricing at September 30, 2020, a portion of the Fund’s common stock investments was categorized as Level 2.
During the period ended September 30, 2020, there were no material transfers to or from Level 3 investments.
LVIP BlackRock Global Allocation Fund–39

LVIP BlackRock Global Allocation Fund
Consolidated Notes (continued)
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. As of December 31, 2018, the Trust had early adopted the removal of applicable disclosures. The ASU was fully adopted in the current period and the implementation of the ASU did not have an impact on the Fund's financial statements.
LVIP BlackRock Global Allocation Fund–40